As filed with the Securities and Exchange Commission on March 2, 2020

Securities Act File No. 333-235812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

__________________________

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No. 1

Post-Effective Amendment No. [ ]

MAINSTAY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

(800) 624-6782
(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such date as the Commission, acting pursuant to said Section 8(a), may determine that the Registration Statement shall become effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Investor Class, Class C, and Class I shares of MainStay CBRE Global Infrastructure Fund.

MainStay FuNDS TRUST

Mainstay CUSHING ENERGY INCOME Fund

51 Madison Ave

New York, NEW YORK 10010

March 13, 2020

Dear Shareholder:

The Board of Trustees (the “Board”) of MainStay Funds Trust (the “Trust”) has called a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of MainStay Cushing Energy Income Fund (the “Acquired Fund”), a series of the Trust. The Special Meeting is scheduled to be held at 9:30 a.m. Eastern time, on May 8, 2020, at the offices of New York Life Investment Management, LLC (“New York Life Investments”), located at 51 Madison Avenue, New York, New York 10010.

At the Special Meeting, as a shareholder of the Acquired Fund, you will be asked to consider and vote on the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund, a series of the Trust, to MainStay CBRE Global Infrastructure Fund (the “Acquiring Fund”), also a series of the Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by, and shares of, the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

After careful consideration, including of New York Life Investments’ recommendation in support of the Proposal, the Board unanimously approved proposal 1 (the “Proposal”) and recommends that you vote “FOR” the Proposal. If shareholders of the Acquired Fund approve the Proposal and the Reorganization takes place, you will become a shareholder of the same class of shares of the Acquiring Fund as the shares that you hold of the Acquired Fund.

New York Life Investments is the investment manager to the Acquired Fund and the Acquiring Fund. The Acquired Fund is subadvised by Cushing® Asset Management, LP, and the Acquiring Fund is subadvised by CBRE Clarion Securities, LLC. The accompanying materials describe the proposed Reorganization and compare the strategies, expenses and certain other features of the Acquired Fund and the Acquiring Fund. We encourage you to review this information carefully.

Your vote is important, regardless of the number of shares of the Acquired Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the accompanying Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. It is important that votes by mail be received no later than 5:00 p.m. Eastern time on May 7, 2020. If you have any questions, please contact us by calling toll-free 833-892-6621.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Kirk C. Lehneis
Kirk C. Lehneis
President
MainStay Funds Trust

MainStay FuNDS TRUST

Mainstay CUSHING ENERGY INCOME Fund

51 Madison Ave

New York, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD MAY 8, 2020

NOTICE IS HEREBY GIVEN THAT a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of MainStay Cushing Energy Income Fund (the “Acquired Fund”), a series of MainStay Funds Trust (the “Trust”), is scheduled to be held on May 8, 2020, at 9:30 a.m. Eastern time at the offices of New York Life Investment Management LLC (“New York Life Investments”), located at 51 Madison Avenue, New York, New York 10010.

At the Special Meeting, shareholders of the Acquired Fund will be asked to consider and vote on the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund, a series of the Trust, to MainStay CBRE Global Infrastructure Fund (the “Acquiring Fund”), also a series of the Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by, and shares of, the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

Although the Board of Trustees of the Trust (the “Board”) believes that proposal 1 (the “Proposal”) is in the best interests of the shareholders of the Acquired Fund, the final decision to approve the Proposal is up to shareholders of the Acquired Fund. After careful consideration, including of New York Life Investments’ recommendation in support of the Proposal, the Board recommends that shareholders vote “FOR” the Proposal.

If shareholders of the Acquired Fund approve the Proposal and the Reorganization takes place, shareholders of the Acquired Fund will become shareholders of the same class of shares of the Acquiring Fund as the shares that you hold of the Acquired Fund.

The Board has fixed the close of business on February 21, 2020, as the record date for determination of shareholders of the Acquired Fund entitled to notice of, and to vote at, the Special Meeting.

Shareholder votes are important, regardless of the number of shares of the Acquired Fund owned by a shareholder. Whether or not a shareholder plans to attend the Special Meeting in person, we encourage shareholders to read the accompanying Proxy Statement/Prospectus and cast their vote promptly. Shareholders may cast their vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting the proxy on the Internet or by touch-tone telephone. It is important that votes by mail be received no later than 5:00 p.m. Eastern time on May 7, 2020.

By Order of the Board of Trustees of the Trust,

/s/ J. Kevin Gao
J. Kevin Gao
Chief Legal Officer and Secretary

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the Special Meeting and the Proposal.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Reorganization would be accomplished.

As described more fully in the Proxy Statement/Prospectus, the Acquired Fund and the Acquiring Fund (together, the “Funds”) are each a series of the Trust with different investment objectives and principal investment strategies. The Acquiring Fund would be the accounting and performance survivor of the Reorganization.

Q. What are the potential benefits from the Reorganization?

A. The shareholders of the Acquired Fund are expected to benefit from the Reorganization, including reduced total expenses through the reduction of management fees and lower gross and net expense ratios for all share classes. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class of the Acquiring Fund do not exceed the following percentage of its average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund. Total net expenses may increase if this expense limitation agreement expires and is not renewed.

Q. How will the Reorganization affect me?

A. If shareholders of the Acquired Fund approve the Proposal, you will become a shareholder of the Acquiring Fund upon the closing of the Reorganization. You will receive shares of the Acquiring Fund equal in value to, and of the same share class as, the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

If the Proposal is approved by shareholders, the Reorganization is expected to take place on or about May 15, 2020.

Q. Are there differences between the Funds?

A. Yes. As summarized below and set forth more fully in the Proxy Statement/Prospectus, there are several important differences between the Acquired Fund and the Acquiring Fund. In particular, the Funds have different investment objectives, principal investment strategies and principal risks. In addition, certain fundamental investment restrictions differ.

The Acquired Fund’s investment objective is to seek current income and capital appreciation, whereas the Acquiring Fund’s investment objective is to seek total return.

The Funds have different fundamental investment restrictions relating to diversification. The Acquired Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund, such as the Acquiring Fund.

In addition, although both Funds “concentrate” their investments, the Funds have different fundamental investment restrictions relating to concentration. The Acquired Fund has a fundamental investment restriction to invest, in normal circumstances, more than 25% of its assets in the natural resources industry, including master limited partnerships operating in such industry. The Acquiring Fund has a fundamental investment restriction to invest, under normal market conditions, more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

For more information, see “Comparison of the Acquired Fund and the Acquiring Fund” in the Proxy Statement/Prospectus.

The Acquired Fund’s subadvisor is Cushing® Asset Management, LP. The Acquiring Fund’s subadvisor is CBRE Clarion Securities LLC.

Q. How will the Reorganization affect shareholder fees and expenses?

A. The Reorganization is expected to result in a reduction in Total Annual Fund Operating Expenses as compared to the Acquired Fund’s current Total Annual Fund Operating Expenses. In addition, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses on the Acquiring Fund so that Total Annual Fund Operating Expenses After Waivers / Reimbursements (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; and Class I, 0.97%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. Total net expenses may increase if this expense limitation agreement expires and is not renewed.

Please see “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. What other information should I know about the Acquiring Fund?

A. Shareholders of another fund, the Voya CBRE Global Infrastructure Fund (the “Voya Fund”), approved the reorganization of the Voya Fund with and into the Acquiring Fund (the “Voya Fund Reorganization”) at a special meeting of shareholders of the Voya Fund held on February 6, 2020. The Voya Fund Reorganization occurred on February 21, 2020.

The Acquiring Fund has adopted the accounting history and performance track record of the Voya Fund. Accordingly, all references to the Acquiring Fund’s accounting history and performance track record before February 21, 2020, are referring to the Voya Fund’s accounting history and performance track record as adopted by the Acquiring Fund, unless otherwise indicated.

In addition, shareholders of another fund, the MainStay Cushing Renaissance Advantage Fund, are also being asked to consider and vote upon the reorganization of the MainStay Cushing Renaissance Advantage Fund with and into the Acquiring Fund (the “Renaissance Advantage Fund Reorganization”) on or about the same date the Reorganization would take place. Therefore, both the Acquired Fund and the MainStay Cushing Renaissance Advantage Fund may reorganize with and into the Acquiring Fund. The Reorganization is not contingent on approval of the Renaissance Advantage Fund Reorganization by shareholders of the MainStay Cushing Renaissance Advantage Fund.

Accordingly, the fee and expense information shown below reflects the pro forma combined fee and expense information of the Acquiring Fund after giving effect to the Reorganization by itself as well as after giving effect to both the Reorganization and the Renaissance Advantage Fund Reorganization.

Q. Who will bear the expenses of the Reorganization and related costs?

A. The expenses of the Reorganization will be borne by the Acquired Fund. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $90,000 not including the costs associated with any portfolio adjustments described below.

Because there are differences in the Funds’ principal investment strategies, if the Reorganization is approved by shareholders, it is anticipated that approximately 100% of the investments held by the Acquired Fund will have to be sold prior to the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Fund. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by the Acquired Fund. The cost of these portfolio adjustments is anticipated to be approximately $31,000 to $37,000 or approximately $0.0048 per share and are in addition to the expenses of the Reorganization discussed above. During this transition period, the Acquired Fund may not pursue its investment objective and principal investment strategies.

Q. Do you anticipate that the Reorganization will create a taxable event?

A. No. It is anticipated that the Reorganization will qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Fund, the Acquiring Fund, and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

However, any securities transactions conducted in advance of the Reorganization to align the portfolio holdings of the Acquired Fund with those of the Acquiring Fund may generate capital gains for the Acquired Fund, as applicable, based on market prices of the securities sold as of the date of the Proxy Statement/Prospectus. Any net capital gains in excess of capital loss carryforwards, to the extent available, would be distributed to shareholders of the Acquired Fund, as applicable, in advance of the Reorganization. As of November 30, 2019, the portion of the Acquired Fund’s portfolio that will be transitioned has unrealized capital losses of approximately ($5,166,748) or $0.65 per share. Therefore, the Acquired Fund does not anticipate a need to pay any capital gain distribution as a result of the Reorganization. However, shareholders generally would not recognize a gain or a loss for federal income tax purposes until a fund distributes its net realized capital gains, if any, at the end of the year.

Q. Has the Board approved the Reorganization?

A. Yes. After careful consideration, including of New York Life Investments’ recommendation in support of the Proposal, the Board unanimously approved the Reorganization Agreement and recommends that you vote “FOR” the Proposal.

Q. How can I vote?

A. You can vote in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.
•	By Telephone. The toll-free number for telephone voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.
•	By Mail. Mark the enclosed proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the proxy card. To be certain your vote will be counted, a properly executed proxy card must be received no later than 5:00 p.m. Eastern time on May 7, 2020.
•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting.

Should you require additional information regarding the Special Meeting, please contact us by calling toll-free at 833-892-6621.

The Proxy Statement/Prospectus is available at: www.eproxyaccess.com/meif2020.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION	VALID

CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of
John B. Smith

Please choose one of the following options to vote your shares:

•	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

•	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

•	VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid envelope provided.

•	VOTE IN PERSON AT THE SPECIAL MEETING.

Combined PROXY Statement/Prospectus

March 13, 2020

PROXY STATEMENT FOR

MAINSTAY CUSHING ENERGY INCOME FUND

(each, a series of MainStay Funds Trust)

51 Madison Ave

New York, New York 10010

(212) 576-7000

PROSPECTUS FOR MAINSTAY CBRE GLOBAL INFRASTRUCTURE FUND

(a series of MainStay Funds Trust)

51 Madison Ave

New York, New York 10010

(212) 576-7000

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of MainStay Funds Trust (the “Board”), in connection with the special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of MainStay Cushing Energy Income Fund (the “Acquired Fund”). The Special Meeting is scheduled to be held on May 8, 2020, at 9:30 a.m. Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments”), located at 51 Madison Avenue, New York, New York 10010.

Shareholders of record of the Acquired Fund at the close of business on February 21, 2020 (the “Record Date”), are entitled to notice of, and to vote at, the Special Meeting. It is anticipated that this Proxy Statement/Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Fund on or about March 27, 2020.

At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund, a series of MainStay Funds Trust (the “Trust”), to MainStay CBRE Global Infrastructure Fund (the “Acquiring Fund”), also a series of the Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by, and shares of, the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

(2)	To transact such other business as may properly come before the Special Meeting.

Although the Board believes that proposal 1 (the “Proposal”) is in the best interests of the shareholders of the Acquired Fund, the final decision to approve the Proposal is up to you. After careful consideration, including of New York Life Investments’ recommendation in support of the Proposal, the Board recommends that you vote “FOR” the Proposal.

Although there are similarities between the Acquired Fund and the Acquiring Fund, there are also important differences, including with respect to the investment objective, principal investment strategies, principal risks and certain fundamental investment restrictions. Each of the Acquired Fund and the Acquiring Fund is a series of the Trust, which is a Delaware statutory trust and an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). For more information, see “Comparison of the Funds” in this Proxy Statement/Prospectus.

If shareholders of the Acquired Fund approve the Proposal, you will become a shareholder of the Acquiring Fund upon the closing of the Reorganization. You will receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

You are being asked to consider and vote on an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of the Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund that would be issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquired Fund and the Acquiring Fund, each having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•	Statement of Additional Information dated March 13, 2020, related to this Proxy Statement/Prospectus; (Securities Act File No 333-235812);
•	Prospectus for the Acquired Fund, dated March 29, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001144204-19-015503);
•	Prospectus for the Acquiring Fund, dated December 18, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001104659-19-073677);
•	Statement of Additional Information of the Acquired Fund, dated March 29, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001144204-19-015503);
•	Statement of Additional Information of the Acquiring Fund, dated December 18, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001104659-19-073677);
•	Annual Report to shareholders of the Acquired Fund for the fiscal year ended November 30, 2019; (Securities Act File No 333-160918; Accession Number 0001193125-20-027739);
•	Semi Annual Report to shareholders of the Acquired Fund for the period ended May 31, 2019; (Securities Act File No 333-160918; Accession Number 0001193125-19-211713); and
•	The financial statements in the Annual Report to shareholders of the Voya CBRE Global Infrastructure Fund for the period ended October 31, 2019;

(Securities Act File No 033-56094; Accesssion Number 0001104659-20-002164).

The policies and procedures set forth in the “Shareholder Guide” in Appendix C to this Proxy Statement/Prospectus, will apply to the shares issued by the Acquiring Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge:

By Phone:	800-624-6782

By Mail:	NYLIFE Distributors LLC: Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302

By Internet:	www.nylinvestments.com/mainstay

You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)

By internet:	www.sec.gov

The Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy card to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Acquired Fund and the Acquiring Fund (each, a “Fund” and together, the “Funds”) are each open-end, management investment companies registered with the SEC. Each Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware.

New York Life Investments serves as the investment manager of each of the Funds. The Acquired Fund’s subadvisor is Cushing® Asset Management, LP (“Cushing”). The Acquiring Fund’s subadvisor is CBRE Clarion Securities LLC (“CBRE Clarion”).

The Reorganization

The Board, including a majority of the Independent Trustees, has approved the Reorganization.

Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;
•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;
•	the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and
•	the complete liquidation of the Acquired Fund.

Shareholders of another fund, the Voya CBRE Global Infrastructure Fund (the “Voya Fund”), approved the reorganization of the Voya Fund with and into the Acquiring Fund (the “Voya Fund Reorganization”) at a special meeting of shareholders of the Voya Fund held on February 6, 2020. The Voya Fund Reorganization occurred on February 21, 2020.

The Acquiring Fund has adopted the accounting history and performance track record of the Voya Fund. Accordingly, all references to the Acquiring Fund’s accounting history and performance track record before February 21, 2020, are referring to the Voya Fund’s accounting history and performance track record as adopted by the Acquiring Fund, unless otherwise indicated.

In addition, shareholders of another fund, the MainStay Cushing Renaissance Advantage Fund, are also being asked to consider and vote upon the reorganization of the MainStay Cushing Renaissance Advantage Fund with and into the Acquiring Fund (the “Renaissance Advantage Fund Reorganization”) on or about the same date the Reorganization would take place. Therefore, both the Acquired Fund and the MainStay Cushing Renaissance Advantage Fund may reorganize with and into the Acquiring Fund. The Reorganization is not contingent on approval of the Renaissance Advantage Fund Reorganization by shareholders of the MainStay Cushing Renaissance Advantage Fund.

Accordingly, the fee and expense information shown below reflects the pro forma combined fee and expense information of the Acquiring Fund after giving effect to the Reorganization by itself as well as after giving effect to both the Reorganization and the Renaissance Advantage Fund Reorganization.

If approved by shareholders, the Reorganization is expected to take place on or about May 15, 2020. The Acquiring Fund would be the accounting survivor of the Reorganization.

Background and Reasons for the Reorganization

The Acquired Fund has experienced periods of underperformance and New York Life Investments believes that it is not likely to be viable over the long term. New York Life Investments believes that the shareholders of the Acquired Fund will benefit from the Reorganization, including reduced total expenses through the reduction of management fees and lower gross and net expense ratios for all share classes.

Board Considerations

The Board considered and discussed matters relating to the proposed Reorganization in advance of and during an in-person meeting held on December 10-11, 2019, during which the Board, including the Independent Trustees voting separately, approved the Reorganization, subject to approval by shareholders of the Acquired Fund. The determination to approve the Reorganization and recommend that shareholders of the Acquired Fund vote in favor of the Proposal was made by each individual Trustee after consideration of the factors deemed relevant to the Trustee taken as a whole, although individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions with respect to each Fund.

In connection with evaluating the proposed Reorganization, the Board received and reviewed information provided by New York Life Investments with respect to the proposal. In addition, the Independent Trustees met in executive session with their independent legal counsel and met with senior management of New York Life Investments without other representatives of New York Life Investments present.

The Board considered the factors summarized below with regard to the Reorganization, among other factors and considerations deemed relevant to each Trustee:

•	The Funds are both managed by New York Life Investments, with Cushing serving as the subadvisor to the Acquired Fund and CBRE Clarion serving as the subadvisor to the Acquiring Fund.
•	Comparative information regarding the Funds, including with respect to investment objectives, investment strategies and investment risks and the primary asset class in which each Fund invests, and New York Life Investments’ belief that shareholders of the Acquired Fund would obtain some common exposure to real asset investments (such as commodities, real estate and natural resources) after the Reorganization, although the exposure would be global as opposed to U.S.-focused.
•	Alternatives to the Reorganization considered by New York Life Investments, including liquidation of the Acquired Fund.
•	The decline in the Acquired Fund’s assets and the Acquired Fund’s distribution prospects, including New York Life Investments’ belief that the Acquired Fund is unlikely to achieve scale in the foreseeable future, and the potential impact of the Reorganization on the Acquiring Fund, including with respect to additional scale and impact on expense ratios.
•	Each Fund’s performance track record relative to its benchmark and peers and, although past performance is not a guarantee of future results, the Acquiring Fund outperformed the Acquired Fund over the year-to-date, 1-year, 2-year, 3-year and 5-year periods ended September 30, 2019, and calendar years 2018, 2017, 2015 and 2014 on a net basis. For purposes of this comparison, the Board considered the historical performance of the Voya Fund, which was anticipated to be and has since been adopted by the Acquiring Fund.
•	CBRE Clarion’s experience and resources in managing strategies similar to those of the Acquiring Fund and New York Life Investments’ belief that CBRE Clarion has strong capabilities and experience in managing the Acquiring Fund’s strategy and would capably subadvise the Acquired Fund’s assets following the Reorganization.
•	Shareholders of the Acquired Fund would benefit from the Acquiring Fund’s lower management fee as compared to the Acquired Fund.
•	Shareholders of the Acquired Fund would benefit from the lower total and net annual fund operating expense ratios for each class of shares of the Acquiring Fund as compared to the total and net annual fund operating expense ratios for the corresponding class of shares of the Acquiring Fund, at least through the duration of the expense limitation agreement. After the completion of this period, net fees and expenses could increase.

•	New York Life Investments’ agreement to limit net annual fund operating expenses of each share class of the Acquiring Fund until February 28, 2022.
•	Shareholders of the Acquired Fund have the option to exchange or sell their shares should they decide to do so upon learning of the Reorganization, and shareholders of the Acquired Fund would not pay any sales charges or fees of any kind in connection with the Reorganization.
•	The Reorganization is subject to approval by shareholders of the Acquired Fund, and the Reorganization would be contingent on the approval of the Voya Fund Reorganization by shareholders of the Voya Fund and the occurrence of the Voya Fund Reorganization.
•	The rationale for New York Life Investments’ proposal that the Acquired Fund bear the costs of the Reorganization incurred by the Acquiring Fund in connection with any portfolio turnover that takes place after the Reorganization, including the fact that the shareholders of the Acquired Fund would benefit from lower fees and estimated total annual expense ratios, and estimates with regard to such costs.
•	Any portfolio turnover that takes place prior to the Reorganization would generate transaction costs and other expenses that would be borne by the Acquired Fund and any portfolio turnover that takes place after the Reorganization would generate transaction costs and other expenses that would be borne by the Acquiring Fund. The Board observed that this portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Funds in connection with normal investment operations. New York Life Investments represented that it would make efforts to minimize transition costs incurred by the Acquired Fund in connection with the Reorganization. In addition, New York Life Investments committed to provide the Board with a report on the portfolio transition incurred in connection with the Reorganization.
•	The Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the Acquired Fund, the Acquiring Fund or their respective shareholders for federal income tax purposes as a result of the Reorganization. However, the Board took into account the fact that any portfolio transactions conducted in preparation for the Reorganization would be expected to generate capital gains, based on market values as of the date of this Proxy Statement/Prospectus. The Acquired Fund would distribute these capital gains to its shareholders, net of any available net capital loss carryforward, prior to the Reorganization along with all investment company taxable income, and net realized capital gains not previously distributed to shareholders. Such distributions of investment company taxable income and net realized capital gains generally would be taxable to shareholders who are not in a tax-qualified plan.
•	The terms and conditions of the Reorganization Agreement, including that the aggregate net asset value (“NAV”) of the Acquiring Fund shares that shareholders of the Acquired Fund would receive in the Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization.
•	The interests of shareholders of each of the Acquired Fund and the Acquiring Fund would not be diluted as a result of the Reorganization because Acquired Fund shareholders would receive Acquiring Fund shares with the same aggregate NAV as their Acquired Fund shares.
•	The existence of an ongoing strategic partnership between New York Life Investments and CBRE Clarion that relates to certain current and future products.
•	New York Life Investments’ belief that the Reorganization is in the best interests of shareholders of each of the Acquired Fund and the Acquiring Fund.

The Board, including the Independent Trustees, determined that, based upon the factors summarized above and other considerations deemed pertinent to each of the Trustees through the exercise of their own business judgment, the Reorganization is in the best interests of shareholders of each of the Acquired Fund and the Acquiring Fund and the interests of shareholders of each of the Acquired Fund and the Acquiring Fund would not be diluted as a result of the Reorganization.

BOARD RECOMMENDATION

The Board recommends that you vote “FOR” the Proposal.

PROPOSAL ONE

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and shares of the Acquiring Fund followed by the complete liquidation of the Acquired Fund.

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Funds have different investment objectives, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks current income and capital appreciation.	The Fund seeks total return.

The Funds have different principal investment strategies, which are set forth below.

The differences between the Funds’ principal investment strategies include, among others, that the Acquired Fund is not a “diversified company” for the purposes of the 1940 Act and, thus, may invest a greater percentage of its assets in fewer issuers as compared to the Acquiring Fund. In addition, the Acquired Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in securities issued by energy companies involved in exploring, developing, producing, transporting, gathering and processing, storing, refining, distributing, mining or marketing natural gas, natural gas liquids (including propane), crude oil, refined products or coal.

In comparison, the Acquiring Fund is a “diversified company” that invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies, which are companies that derive at least 50% of their revenues or profits from, or devote at least 50% of their assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities.

Although each Fund concentrates its investments in a particular industry or group of industries, the Acquired Fund concentrates its assets in the natural resources industry, including master limited partnerships operating in such industry, and the Acquiring Fund concentrates its assets in the infrastructure group of industries, as shown below.

The principal investment strategies of each Fund are as follows.

Acquired Fund	Acquiring Fund

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of securities of energy companies involved in exploring, developing, producing, transporting, gathering and processing, storing, refining, distributing, mining or marketing natural gas, natural gas liquids (including propane), crude oil, refined products or coal (“Energy Companies”). The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund, and may invest in companies of any market capitalization size.

Cushing® Asset Management, LP, the Fund’s Subadvisor, selects a core group of Energy Companies utilizing fundamental analysis and seeks to build a strategically developed portfolio to take advantage of the changing dynamics within the upstream energy sector. The upstream energy sector includes businesses engaged in the exploration and production of energy natural resources, such as crude oil, natural gas and natural gas liquids. The Fund is actively managed, incorporating dynamic analysis of factors such as each issuer’s financial condition, industry position and relative prospects, as well as market and overall economic conditions. The Subadvisor utilizes its financial and industry experience to identify the absolute and relative value opportunities across the upstream energy sector that, in the Subadvisor’s view, present the best potential investments for the Fund. The results of the Subadvisor’s analysis and comprehensive investment process influence the weightings of positions held by the Fund.

The Fund will, in normal circumstances, invest more than 25% of its assets (or concentrate its investments) in the natural resources industry, including master limited partnerships (“MLPs”) operating in such industry. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Consistent with such intention, the Fund intends to invest no more than 25% of its total assets in securities of MLPs that qualify as publicly traded partnerships (“QPTPs”), which are treated as partnerships under the Internal Revenue Code. The Subadvisor seeks to invest in Energy Companies that provide dividends or distributions that, in the Subadvisor’s view, are attractive relative to comparable companies. Among other factors considered, the Subadvisor uses fundamental analysis to seek to identify the most attractive investments with favorable dividend or distribution yields and distribution growth prospects. Distributions made by the Fund to shareholders may be considered dividend income, non-taxable returns of capital, capital gain or a combination thereof.

The Fund may invest up to 25% of its total assets in debt securities, preferred shares and convertible securities of Energy Companies and other issuers provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody’s Investors Service, Inc. (“Moody’s”), (ii) B- by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”), or (iii) of a comparable rating by another independent rating agency or (b) with respect to up to 10% of its total assets, in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment (i.e., rated lower than B3 by Moody’s and B- by S&P). All of the Fund’s investments in debt securities, preferred shares and convertible securities may consist of securities rated below investment grade (such as those rated Ba or lower by Moody’s and BB or lower by S&P), which are commonly referred to as “high yield” securities or “junk bonds” and are regarded as speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations, and are particularly susceptible to adverse conditions. If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest in debt securities of any maturity or duration.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Fund expects to invest primarily in equity securities of companies located in a number of different countries, including the United States.

Under normal market conditions, the Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries. The Fund’s Subadvisor, CBRE Clarion Securities LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).

Under normal circumstances, the Fund invests primarily in common stock, but may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks, and depositary receipts with characteristics similar to common stock. The Fund may also invest up to 25% of its net assets in master limited partnerships.

The Fund may invest up to 30% of its assets in securities of companies located or doing business in emerging markets. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Fund may hedge its currency exposure to securities denominated in non-U.S. currencies. The Fund may invest in securities of companies of any market size.

The Fund may invest in other investment companies, including exchange-traded funds.

Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in foreign securities. Generally, foreign securities are issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the United States.

Investment Process: The Subadvisor uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down geographic region and infrastructure sector allocation with bottom-up individual stock selection. The Subadvisor first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of the regulatory environment and economic outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Subadvisor then uses an in-house valuation process to identify infrastructure companies whose risk-adjusted returns it believes are compelling relative to their peers. The Subadvisor’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates and the company’s capital structure.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

The principal risks associated with an investment in the Acquired Fund are different than the principal risks associated with an investment in the Acquiring Fund although some principal risks apply to both Funds. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

Notable differences in the principal risks of the Funds include that the Acquired Fund is subject to non-diversification risk. This means that the Acquired Fund is more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Acquired Fund.

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Acquiring Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during periods in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. The quantitative model used by the Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Infrastructure Investment Risk: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Preferred Stock Risk: Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. However, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. As a result, preferred stocks may not pay dividends and the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. In addition, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Master Limited Partnership Risk: MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets and less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risks.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Investments in Other Investment Companies Risk: The Fund's investment in another investment company may subject the Fund indirectly to the risks of that investment company. The Fund also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Concentration Risk: Because the Fund concentrates its investments in the securities of issuers conducting their business activities in the infrastructure group of industries, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. The Fund is subject to the risk that: (i) its performance will be closely tied to the performance of those particular industries; (ii) its performance will be adversely impacted when such industries experience a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies in such industries.

Comparison of Fees and Expenses

Fees and Expenses of the Funds:

Below is a comparison of the fees and expenses of the Funds before and after the Reorganization. The pro forma combined information is as of January 31, 2020. The “pro forma” fee and expense information pertaining to the Acquiring Fund assumes completion of the Voya Fund Reorganization.

Shareholders of the MainStay Cushing Renaissance Advantage Fund are also being asked to consider and vote upon the reorganization of the MainStay Cushing Renaissance Advantage Fund with and into the Acquiring Fund on or about the same date the Reorganization would take place. Therefore, both the Acquired Fund and the MainStay Cushing Renaissance Advantage Fund may reorganize with and into the Acquiring Fund. The Reorganization is not contingent on approval of the Renaissance Advantage Fund Reorganization by the shareholders of the MainStay Cushing Renaissance Advantage Fund.

Accordingly, the fee and expense information shown below reflects the pro forma combined fee and expense information of the Acquiring Fund after giving effect to the Reorganization by itself as well as after giving effect to both the Reorganization and the Renaissance Advantage Fund Reorganization.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.

The Acquired Fund offers, and the Acquiring Fund will offer, the following classes of shares: Investor Class, Class A, Class C and Class I.

The Reorganization

Class A	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)[1]	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [2]	0.95%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses[3]	0.76%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.96%	1.27%	1.27%
Waivers / Expenses	(0.51)%[4]	0.00%[6]	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.45%[4]	1.27%[6]	1.27%

Investor Class	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)[1]	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses[3]	0.89%	0.36%	0.49%
Total Annual Fund Operating Expenses	2.09%	1.46%	1.59%
Waivers / Expenses	(0.51)%[4]	(0.01)%[6]	(0.14)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.58%[4]	1.45%[6]	1.45%

Class C	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses[3]	0.90%	0.36%	0.49%
Total Annual Fund Operating Expenses	2.85%	2.21%	2.34%
Waivers / Expenses	(0.51)%[4]	(0.13)%[6]	(0.26)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	2.34%[4]	2.08%[6]	2.08%

Class I	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses[3]	0.76%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.71%	1.02%	1.02%
Waivers / Expenses	(0.51)%[4]	(0.05)%[6]	(0.05)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.20%[4]	0.97%[6]	0.97%

The Reorganization and the Renaissance Advantage Fund Reorganization

Class A	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay Renaissance Advantage Income Fund	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)[1]	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [2]	0.95%	1.10%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[3]	0.76%	0.42%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.96%	1.77%	1.27%	1.27%
Waivers / Expenses	(0.51)%[4]	(0.16)%[5]	0.00%[6]	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.45%[4]	1.61%[5]	1.27%[6]	1.27%

Investor Class	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay Renaissance Advantage Income Fund	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	1.10%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[3]	0.89%	0.56%	0.36%	0.45%
Total Annual Fund Operating Expenses	2.09%	1.91%	1.46%	1.55%
Waivers / Expenses	(0.51)%[4]	(0.16)%[5]	(0.01)%[6]	(0.10)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.58%[4]	1.75%[5]	1.45%[6]	1.45%

Class C	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay Renaissance Advantage Income Fund	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	1.10%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses[3]	0.90%	0.56%	0.36%	0.45%
Total Annual Fund Operating Expenses	2.85%	2.66%	2.21%	2.30%
Waivers / Expenses	(0.51)%[4]	(0.16)%[5]	(0.13)%[6]	(0.22)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	2.34%[4]	2.50%[5]	2.08%[6]	2.08%

Class I	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay Renaissance Advantage Income Fund	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.95%	1.10%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses[3]	0.76%	0.41%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.71%	1.51%	1.02%	1.02%
Waivers / Expenses	(0.51)%[4]	(0.16)%[5]	(0.05)%[6]	(0.05)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	1.20%[4]	1.35%[5]	0.97%[6]	0.97%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	The management fee for the MainStay Cushing Renaissance Advantage Fund is as follows: 1.10% on assets up to $500 million; and 1.05% on assets in excess of $500 million.
3.	With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.
4.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class of the Acquired Fund do not exceed the following percentage of its average daily net assets: Class A, 1.45%, with an equivalent waiver or reimbursement, in an equal number of basis points to the other share classes. This agreement will remain in effect until March 31, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquired Fund.
5.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class of the Acquired Fund do not exceed the following percentage of its average daily net assets: Class A, 1.61%, with an equivalent waiver or reimbursement, in an equal number of basis points to the other share classes. This agreement will remain in effect until March 31, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquired Fund.
6.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class of the Acquiring Fund do not exceed the following percentage of its average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

The expense example below reflects the pro forma fee and expense information of the Acquiring Fund after giving effect to the Reorganization by itself as well as after giving effect to both the Reorganization and the Renaissance Advantage Fund Reorganization.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay Cushing Energy Income Fund (Acquired Fund)

			Class C
Expenses After	Class A	Investor Class	Assuming no redemption	Assuming redemption at end of period	Class I
1 Year	$689	$702	$237	$337	$122
3 Years	$1,085	$1,073	$835	$835	$489
5 Years	$1,505	$1,521	$1,459	$1,459	$880
10 Years	$2,671	$2,759	$1,977	$1,977	$1,977

MainStay CBRE Global Infrastructure Fund (Acquiring Fund)

			Class C
Expenses After	Class A	Investor Class	Assuming no redemption	Assuming redemption at end of period	Class I
1 Year	$672	$689	$211	$311	$99
3 Years	$929	$984	$662	$662	$313
5 Years	$1,201	$1,297	$1,147	$1,147	$547
10 Years	$1,958	$2,163	$2,454	$2,454	$1,202

MainStay CBRE Global Infrastructure Fund Pro Forma (without Renaissance Advantage Fund Reorganization)

			Class C
Expenses After	Class A	Investor Class	Assuming no redemption	Assuming redemption at end of period	Class I
1 Year	$672	$689	$211	$311	$99
3 Years	$929	$997	$676	$676	$313
5 Years	$1,201	$1,338	$1,190	$1,190	$547
10 Years	$1,958	$2,281	$2,573	$2,573	$1,202

MainStay CBRE Global Infrastructure Fund Pro Forma (with Reorganization and Renaissance Advantage Fund Reorganization)

			Class C
Expenses After	Class A	Investor Class	Assuming no redemption	Assuming redemption at end of period	Class I
1 Year	$672	$689	$211	$311	$99
3 Years	$929	$993	$672	$672	$313
5 Years	$1,201	$1,325	$1,177	$1,177	$547
10 Years	$1,958	$2,244	$2,536	$2,536	$1,202

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2019, the Acquired Fund’s portfolio turnover rate was 34%. The Acquiring Fund has adopted the portfolio turnover rate of the Voya Fund, which was 53% of the average value of its portfolio during the fiscal year ended October 31, 2019.

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Acquired Fund and the Acquiring Fund are the same.

U.S. Federal Income Tax Consequences

As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will have received from Dechert LLP, legal counsel to the Funds and the Funds’ Independent Trustees, an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor.

Investment Restrictions and Policies

In addition to the investment objectives and principal investment strategies described above, each Fund has adopted certain fundamental investment restrictions and non-fundamental investment policies. The fundamental investment restrictions may only be changed by approval of a Fund’s shareholders, although the Board has the ability to change non-fundamental investment policies without a shareholder vote. The Acquired Fund and the Acquiring Fund have substantially the same fundamental investment restrictions, with the exception of the fundamental investment restrictions pertaining to diversification and concentration as set forth below.

Acquired Fund	Acquiring Fund
The Acquired Fund is a non-diversified fund.	The Acquiring Fund is a diversified fund.
The Acquired Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)); provided, however, that the Acquired Fund will, in normal circumstances, invest more than 25% of their assets in the natural resources industry, including master limited partnerships (“MLPs”) operating in such industry.	The Acquiring Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)). The above notwithstanding, under normal market conditions, the MainStay CBRE Global Infrastructure Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

In addition, the Funds each have names that suggest a focus on a particular type of investment. These policies, which are different, have been adopted in accordance with Rule 35d-1 under the 1940 Act and are listed below.

Acquired Fund	Acquiring Fund
To invest, under normal market conditions, at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of securities of energy companies involved in exploring, developing, producing, transporting, gathering and processing, storing, refining, distributing, mining or marketing natural gas, natural gas liquids (including propane), crude oil, refined products or coal.	To invest, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies.

Material Differences in the Rights of Fund Shareholders

The Acquired Fund and the Acquiring Fund are both series of MainStay Funds Trust, a Delaware statutory trust overseen by the Board, which consists of seven members (six of which are Independent Trustees). The Funds are governed by the same Declaration of Trust and By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

Information About the Reorganization

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Acquired Fund and shares of the Acquiring Fund. Shares of the Acquiring Fund issued to the Acquired Fund will have an aggregate NAV equal to the aggregate NAV of the Acquired Fund’s shares outstanding immediately after the close of business of the New York Stock Exchange on the Closing Date (as defined in Appendix A) of the Reorganization. Upon receipt by the Acquired Fund of the shares of the Acquiring Fund, the Acquired Fund will distribute the shares to its shareholders.

The distribution of Acquiring Fund shares to Acquired Fund shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each Acquired Fund shareholder and transferring to those shareholder accounts shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that the Acquired Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Terms of the Reorganization Agreement

On the Closing Date, the Acquired Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures, established by the Board, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. In order to minimize any potential for undesirable U.S. federal income and excise tax consequences in connection with the Reorganization, it is expected that the Acquired Fund will distribute on or before the Closing Date all of its investment company taxable income and realized net capital gain as of such date.

The Acquired Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Acquired Fund immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Acquired Fund will be redeemed canceled on the books of the Acquired Fund.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquired Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, and authorizations under federal, state and local laws;

•	the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto;

•	the declaration of dividends by the Acquired Fund to distribute all of its investment company taxable income and realized net capital gain, if any; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated by the Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Agreement inadvisable.

U.S. Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for U.S. federal income tax purposes:

(1)	The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for issuance of shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)	The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Acquired Fund’s taxable year or on which gain was recognized upon the transfer of the Acquiring Fund;

(4)	The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset and except for any assets on which gain is recognized on the transfer to the Acquiring Fund);

(5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares, except for any gain or loss that maybe required to be recognized solely as a result of the close of the Acquired Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)	The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

(9)	The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Prior to the closing of the Reorganization, the Acquired Fund will declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Reorganization. These distributions will be taxable to shareholders that are not in a tax-qualified plan.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

This description of the U.S. federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

Information About Management of the Funds

General

New York Life Investments is the investment manager to the Funds. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2019 New York Life Investments and its affiliates managed approximately $599.73 billion in assets.

In accordance with the stated investment objective, policies and restrictions of the Funds and subject to the oversight of the Board, New York Life Investments provides various advisory services to the Funds. New York Life Investments is responsible for, among other things, managing all aspects of the advisory operations of the Funds and the composition of the investment portfolio of the Funds. New York Life Investments has delegated its portfolio management responsibilities for the Acquired Fund to Cushing and has delegated its portfolio management responsibilities for the Acquiring Fund to CBRE Clarion. New York Life Investments supervises (or will supervise, as applicable) the services provided by Cushing and CBRE Clarion by performing due diligence, evaluating the performance of Cushing and CBRE Clarion and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions. New York Life Investments periodically makes recommendations to the Board regarding the renewal, modification or termination of agreements with the subadvisors.

New York Life Investments is responsible for providing (or procuring) certain administrative services, such as furnishing the Funds with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, New York Life Investments is responsible for maintaining certain financial, accounting and other records for the Funds and providing various compliance services.

New York Life Investments pays the Trust’s Chief Compliance Officer’s compensation (a portion of which is reimbursed by the MainStay Group of Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to Cushing and CBRE Clarion. Pursuant to a management agreement with each Fund, New York Life Investments is entitled to receive fees from each Fund, accrued daily and payable monthly.

Cushing serves as the subadvisor for the Acquired Fund and is located at 300 Crescent Court, Suite 1700, Dallas, Texas 75201. Cushing is a wholly-owned investment advisory subsidiary of Swank Capital. Cushing was founded in 2003 and serves as investment adviser to registered and unregistered funds which invest primarily in securities of MLPs and other energy and energy-related companies. As of December 31, 2019, Cushing managed approximately $1.8 billion in assets.

CBRE Clarion serves as subadvisor for the Acquiring Fund. CBRE Clarion is an SEC-registered investment advisor which specializes in managing portfolios of real asset securities, including listed real estate and infrastructure, for institutional clients. The firm traces its history to Audit Investments, an investment advisor founded in 1969. The present-day firm was founded in 1992 as Campbell-Radnor Advisors, continuing Audit’s investment advisory business. In 2011, the firm was acquired by CBRE Group, Inc. (“CBRE”), the world’s largest commercial real estate services and investment firm, with 2018 revenues of $21.3 billion and more than 90,000 employees (excluding affiliate offices). CBRE Clarion is the listed securities investment management arm of CBRE Global Investors, a global real asset investment management business line within CBRE’s Real Estate Investments segment that sponsors investment programs in real estate, infrastructure, and private equity across the risk/reward spectrum. As of December 31, 2019, CBRE Clarion managed approximately $8 billion in discretionary client assets for approximately 51 client accounts. CBRE Clarion’s main office is located at 201 King of Prussia Road, Radnor, Pennsylvania 19087.

Management Fees

For the fiscal year ended November 30, 2019, the Acquired Fund paid New York Life Investments an effective management fee of 0.95% for services performed as a percentage of the average daily net assets.

The Acquiring Fund pays New York Life Investments a management fee at the annual rate of 0.85% of the average daily net assets of the Acquiring Fund.

Portfolio Managers

The portfolio managers for each Fund are different. The following section provides biographical information about the portfolio managers for each Fund. The Statement of Additional Information for each Fund provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the funds in the MainStay Group of Funds.

Acquiring Fund

T. Ritson Ferguson, Jeremy Anagnos, Daniel Foley and Hinds Howard are the portfolio managers for the Acquiring Fund.

Mr. Ferguson joined CBRE Clarion Securities predecessor firm in 1992. Prior to joining CBRE Clarion, Mr. Ferguson was on the global management committee of ING Real Estate Investment Management. He was also one of the founding principals who formed the predecessor entity to CBRE Clarion Securities. Earlier in his real estate career, Mr. Ferguson worked at K.S. Sweet Associates and Trammell Crow Company. He was also a consultant at Bain & Company and a Captain in the U.S. Air Force. Mr. Ferguson began his real estate career in 1986. He has an M.B.A. from the University of Pennsylvania’s Wharton School of Business and a B.S. from Duke University. He is also a Chartered Financial Analyst® (“CFA®”) charterholder.

Mr. Anagnos joined CBRE Clarion Securities LLC in 2011. Prior to that he served as Co-Chief Investment Officer of CB Richard Ellis Investors’ Securities Team responsible for portfolio management of global real estate securities separate accounts and funds. Mr. Anagnos was a founder of the securities group at CBRE and assisted in raising over $3 billion in assets as well as overseeing the global 28 member investment and operations team. During his career, he has worked in various management and research positions in the real estate industry with LaSalle Investment Management in Baltimore/Amsterdam and Deutsche Bank in London. Mr. Anagnos has over 24 years of real asset investment management experience. He has a B.S. from Boston College and he is a CFA® charterholder.

Mr. Foley joined CBRE Clarion Securities in 2006, and has over 13 years of financial industry experience. In his tenure with CBRE Clarion Securities and its predecessor firm, Mr. Foley has gained extensive, multi-disciplined experience evaluating real asset securities spanning developed and emerging markets across the globe. During his long tenure with the firm, he has covered wide-ranging business models. Mr. Foley has an M.B.A. from Villanova University and a B.S. from Drexel University. He is also a CFA® charterholder.

Mr. Howard joined CBRE Clarion Securities in 2013. Prior to that, he was a portfolio manager and partner managing separate accounts with an MLP investment focus at Guzman Investment Strategies. Prior to Guzman, Mr. Howard co-founded and managed Curbstone Group, a Texas-based registered investment advisor firm that managed MLP portfolios on behalf of high net worth clients. He previously worked for Lehman Brothers analyzing and modeling public and private energy MLPs, first in the investment banking division and subsequently for an investment fund investing in MLPs. Mr. Howard has over 15 years of listed MLP and North American energy investment experience. He has an M.B.A. from Babson College and a B.S. from Boston University.

Acquired Fund

Jerry Swank and Nick English are the portfolio managers for the Acquired Fund.

Mr. Swank has managed the MainStay Cushing Energy Income Fund since inception. Mr. Swank formed Swank Capital, LLC and Cushing in 2000 and 2003, respectively, and he serves as Chairman, Managing Partner and Co-Chief Investment Officer. Prior to forming the firm, Mr. Swank was President of John S. Herold, Inc., an oil and gas research company (now part of IHS Markit). Prior to joining John S. Herold, Inc., Mr. Swank held institutional equity and fixed-income sales roles at Credit Suisse First Boston and served as an analyst and portfolio manager with Mercantile Texas Corp. He received a BA from the University of Missouri (Economics) and an MBA from the University of North Texas. Mr. Swank currently serves on the board of directors of The Cushing® MLP & Infrastructure Total Return Fund, The Cushing® Energy Income Fund, The Cushing® Renaissance Fund, Cushing® ETF Trust, and Cushing® Mutual Funds Trust.

Mr. English has managed the MainStay Cushing Energy Income Fund since 2017. Mr. English joined Cushing in 2014 and previously worked as a senior management consultant at Portfolio Decisions from 2012 to 2013 with responsibility for developing strategic plans for some of the largest companies in the oil and gas industry. Mr. English received his B.S. in Finance from Cornell University and his MBA from the University of Texas at Austin's McCombs School of Business.

The Statement of Additional Information (“SAI”) for the Funds provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds.

Past Performance of the Funds

Acquired Fund

The following bar chart and table indicate some of the risks of investing in the Acquired Fund. The bar chart shows you how the Acquired Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Acquired Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Acquired Fund has selected the S&P 500® Energy Index as its secondary benchmark. The S&P 500® Energy Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® energy sector. The performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of The Cushing® Energy Income Fund (the predecessor to the Acquired Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any). Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Acquired Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2013-2019)

Best Quarter

2Q/16	21.79%

Worst Quarter

4Q/14	-42.71%

Average Annual Total Returns (for the periods ended December 31, 2019)

				Since
	Inception	1 Year	5 Years	Inception
Return Before Taxes
Class I	7/2/2012	2.30%	-14.24%	-15.11%
Return After Taxes on Distributions
Class I		2.30%	-14.34%	-15.17%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		1.36%	-10.03%	-9.87%
Return Before Taxes
Class A	7/2/2012	-3.87%	-15.44%	-15.98%
Investor Class	7/11/2014	-3.97%	-15.53%	-16.04%
Class C	7/2/2012	-0.08%	-15.21%	-16.03%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		31.49%	11.70%	14.53%
S&P 500® Energy Index (reflects no deductions for fees, expenses, or taxes)		11.81%	-1.85%	1.59%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Acquiring Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the FTSE Global Core Infrastructure 50/50 Index as its primary benchmark. The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for this index are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns,

(by calendar year 2014-2019)

Best Quarter

1Q/19	15.17%

Worst Quarter

3Q/15	-6.49%

Average Annual Total Returns (for the periods ended December 31, 2019)

				Since
	Inception	1 Year	5 Year	Inception
Return Before Taxes
Class A	10/16/2013	20.69%	7.02%	8.62%
Return After Taxes on Distributions
Class A		19.45%	5.32%	6.21%
Return After Taxes on Distributions and Sale of Fund Shares
Class A		12.55%	5.10%	5.97%
Return Before Taxes
Class I	6/28/2013	28.45%	8.66%	10.77%
FTSE Global Core Infrastructure 50/50 Index (reflects no deductions for fees, expenses, or taxes)		25.13%	7.54%	9.24%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Additional Information About MainStay CUSHING ENERGY INCOME Fund
AND MAINSTAY CBRE GLOBAL INFRASTRUCTURE FUND

Information about the Acquiring Fund and Acquired Fund is included in their prospectuses and SAI. Information about the Acquired Fund is also included in its most recent annual report to shareholders. Copies of these documents and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 800-624-6782, or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07054. These documents are also available via the internet on the Funds’ website at www. nylinvestments.com/mainstay. Please review this important information carefully.

MainStay Funds Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files reports and other information including proxy materials, reports and charter documents with the SEC. This material can be obtained on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights

The fiscal year end for the Acquired Fund is November 30. Following the Voya Fund Reorganization the fiscal year end for the Acquiring Fund is April 30.

The financial highlights of the Acquired Fund and the Acquiring Fund (which show the financial highlights of the Voya Fund, to which the Acquiring Fund is the accounting survivor) contained in Appendix D have been derived from financial statements audited by KPMG LLP.

Forms of Organization

The Acquired Fund is a non-diversified fund, and the Acquiring Fund is a diversified fund. Both Funds are series of the Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. Each Fund is overseen by the Board, which consists of seven members, six of whom are not “interested persons” as defined in the 1940 Act. For more information on the history of the Funds, please see each Fund’s statement of additional information.

Service Providers

As shown below, the Funds share certain service providers although there are differences.

	Acquired Fund	Acquiring Fund
Investment Manager	New York Life Investment Management LLC	New York Life Investment Management LLC
Suabdvisor	Cushing® Asset Management, LP	CBRE Clarion Securities LLC
Distributor	NYLIFE Distributors LLC	NYLIFE Distributors LLC
Sub-Administrator	U.S. Bank National Association	State Street Bank and Trust Company
Transfer Agent	NYLIM Service Company LLC	NYLIM Service Company LLC
Custodian	U.S. Bank National Association	State Street Bank and Trust Company
Independent Auditor	KPMG LLP	KPMG LLP

Exemptive Relief Regarding “Manager of Managers” Arrangements

The Funds have obtained exemptive orders from the SEC permitting New York Life Investments, on behalf of the corresponding Fund and subject to the approval of the Board, to hire and to modify any existing or future subadvisory agreements with subadvisors, subject to certain conditions. Please refer to Appendix C for more information regarding the Acquiring Fund’s operation in such arrangement.

Security Ownership of Management and Principal Shareholders

As of February 21, 2020, the current officers and Trustees of the Trust, in the aggregate, owned less than 1% of the outstanding shares of any class of the Acquired Fund. As of the Record Date, the Acquiring Fund had no shareholders.

As of the close of business on February 21, 2020 (the “Record Date”), the following shares of beneficial interest of the Acquired Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	3,932,354.599
Class C	1,694,801.331
Class I	1,142,213.062
Investor Class	516,619.521

All shareholders of Acquired Fund will vote together as a single class.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Fund. Shareholders indicated below holding greater than 25% or more of a Fund are considered “controlling persons” of that Fund under the 1940 Act.

Class	Name and Address	Amount of Ownership	Percent of Class
Class A	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN: MUTUAL FUNDS DEPT 4TH FL JERSEY CITY NJ 07310-1995	$814,570.68	20.72%

	CHARLES SCHWAB & COMPANY INC ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	$1,062,292.77	27.02%

Class	Name and Address	Amount of Ownership	Percent of Class
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	$233,514.67	5.94%

Class C	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN: MUTUAL FUNDS DEPT 4TH FL JERSEY CITY NJ 07310-1995	$99,273.57	5.85%

	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	$148,364.98	8.74%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	$168,199.40	9.91%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	$146,768.69	8.65%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	$91,251.76	5.38%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	$115,920.02	6.83%

Class	Name and Address	Amount of Ownership	Percent of Class
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	$441,269.73	26%

Class I	CHARLES SCHWAB & COMPANY INC ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	$256,154.58	22.43%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	$155,076.95	13.58%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FL JERSEY CITY NJ 07310-1995	$157,924.10	13.83%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	$119,520.21	10.46%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	$287,551.64	25.17%

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of January 31, 2020, and on a pro forma basis as of that date, assuming completion of the Voya Fund Reorganization, and giving effect to both the Reorganization and Renaissance Advantage Fund Reorganization and the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will be the accounting survivor of the Reorganization.

	As of January 31, 2020
	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	Pro Forma Adjustments		MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Net Assets
Class A	$11,632,434	$13,955,704	$(67,060)[1]	Class A	$25,521,078
Investor Class	$1,515,128	$25,000	$(8,735)[1]	Investor Class	$1,531,393
Class C	$5,271,776	$1,172,419	$(30,391)[1]	Class C	$6,413,804
Class I	$3,610,491	$268,843,807	$(20,814)[1]	Class I	$272,433,484

Net Asset Value Per Share
Class A	$2.90	$12.23	$-	Class A	$12.23
Investor Class	$2.89	$12.23	$-	Investor Class	$12.23
Class C	$2.77	$12.21	$-	Class C	$12.21
Class I	$2.94	$12.24	$-	Class I	$12.24

Shares Outstanding
Class A	4,008,261	1,140,828	(3,062,329)[2]	Class A	2,086,760
Investor Class	524,548	2,044	(401,376)[2]	Investor Class	125,216
Class C	1,900,027	96,045	(1,470,781)[2]	Class C	525,291
Class I	1,228,112	21,968,682	(939,156)[2]	Class I	22,257,638

[1] Reflects the cost of the reorganization borne by the Acquired Fund (estimated to be between $121,000 and $127,000).
[2] Following the Reorganization, the MainStay CBRE Global Infrastructure Fund (acquiring fund) will be the accounting survivor. In order to prevent dilution of their holdings, shareholders of the Acquired Fund will receive shares based on the net asset value of the Acquiring Fund after the Reorganization.

	As of January 31, 2020
	MainStay Cushing Energy Income Fund (Acquired Fund)	MainStay Cushing Renaissance Advantage Fund	MainStay CBRE Global Infrastructure Fund (Acquiring Fund)	Pro Forma Adjustments		MainStay CBRE Global Infrastructure Fund Pro Forma Combined
Net Assets
Class A	$11,632,434	$10,968,558	$13,955,704	$(127,225)[1]	Class A	$36,429,471
Investor Class	$1,515,128	$1,632,320	$25,000	$(17,718)[1]	Investor Class	$3,154,730
Class C	$5,271,776	$5,576,419	$1,172,419	$(61,067)[1]	Class C	$11,959,547
Class I	$3,610,491	$8,467,654	$268,843,807	$(67,990)[1]	Class I	$280,853,962

Net Asset Value Per Share
Class A	$2.90	$14.44	$12.23	$-	Class A	$12.23
Investor Class	$2.89	$14.35	$12.23	$-	Investor Class	$12.23
Class C	$2.77	$13.57	$12.21	$-	Class C	$12.21
Class I	$2.94	$14.70	$12.24	$-	Class I	$12.24

Shares Outstanding
Class A	4,008,261	759,370	1,140,828	(2,929,761)[2]	Class A	2,978,698
Investor Class	524,548	113,729	2,044	(382,371)[2]	Investor Class	257,950
Class C	1,900,027	411,078	96,045	(1,427,662)[2]	Class C	979,488
Class I	1,228,112	575,895	21,968,682	(827,104)[2]	Class I	22,945,585

[1] Reflects the cost of the reorganization borne by the Acquired Fund and the cost of the Renaissance Advantage Fund Reorganization borne by MainStay Cushing Renaissance Advantage Fund (in total estimated to be between $262,000 and $274,000).
[2] Following the Reorganization, the MainStay CBRE Global Infrastructure Fund (acquiring fund) will be the accounting survivor. In order to prevent dilution of their holdings, shareholders of the Acquired Fund will receive shares based on the net asset value of the Acquiring Fund after the Reorganization.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting with respect to the Acquired Fund. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their discretion.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of MainStay Funds Trust at 51 Madison Avenue, New York, New York 10011, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chair of the Board.

VOTING INFORMATION

General

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board, on behalf of the Acquired Fund, to be used at the Special Meeting. It is anticipated that the Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, will first be mailed to shareholders of the Acquired Fund on or about March 27, 2020. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to the Reorganization, such proxy will be voted “FOR” the Proposal and in the discretion of the proxy holder with regard to any other proposal. Shareholders may also authorize your proxy on the Internet or by telephone, as described in the enclosed proxy card.

A proxy may be revoked at any time on or before the Special Meeting by: (1) written notice to the Secretary of MainStay Funds Trust at the address on the cover of this Proxy Statement/Prospectus; (2) delivering to MainStay Funds Trust a proxy with a later date; or (3) by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, “FOR” the Proposal.

Proxy Solicitor

All fees and expenses, including proxy solicitation expenses, incurred in connection with the completion of the Reorganization will be borne by the Acquired Fund. The proxy expenses, including proxy solicitation expenses, are expected to range from $45,000 to $50,000.

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of NYLIM Service Company LLC (“NYLIM Service Company”), the Funds’ transfer agent and an affiliate of New York Life Investments, or by proxy soliciting firms retained by the Funds. DiCosta Partners LLC (“DiCosta”), a proxy solicitor, has been retained to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. By contract with the proxy solicitor, among other things, it will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws.

As the meeting date approaches, shareholders of the Acquired Funds may receive a call from a representative of NYLIM Service Company or DiCosta (each a “Solicitor”), if the Acquired Fund has not yet received its votes. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Acquired Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to obtain information from the shareholder to verify the shareholder’s identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

Reorganization Expenses and Related Costs

The expenses of the Reorganization will be paid by the Acquired Fund. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $90,000 not including the costs associated with any portfolio adjustments described below.

Because there are differences in the Funds’ principal investment strategies, if the Reorganization is approved by shareholders, it is anticipated that approximately 100% of the investments held by the Acquired Fund will have to be sold prior to the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Fund. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by the Acquired Fund. The cost of these portfolio adjustments is anticipated to be approximately $31,000 to $37,000 or approximately $0.0048 per share and are in addition to the expenses of the Reorganization discussed above. During this transition period, the Acquired Fund may not pursue its investment objective and principal investment strategies.

Quorum Requirement

A quorum of shareholders is necessary to hold a valid meeting and to consider the proposals. The presence in person or by proxy of thirty-three and one-third percent (33-1/3%) of the shares of the Acquired Fund entitled to vote shall constitute a quorum of that Fund at the Special Meeting.

Vote Required

Approval of the Proposal will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Acquired Fund, which is defined in the 1940 Act as the lesser of: (a) 67% or more of the voting securities of the fund present at the shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (b) more than 50% of the outstanding voting securities of the fund. Each whole share of the Acquired Fund is entitled to one vote and each fractional share of the Acquired Fund is entitled to a proportionate fractional vote.

Adjournment

The Special Meeting may be adjourned from time to time by vote of a majority of the shares represented at the Special Meeting in person or by proxy, whether or not a quorum is present, and the Special Meeting may be held as adjourned within a reasonable time after the original date set for the Special Meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Special Meeting. If the Special Meeting is adjourned to another time or place, notice need not be given of the adjourned Special Meeting at which the adjournment is taken, unless a new record date of the adjourned Special Meeting is fixed. At any adjourned Special Meeting, the Trust may transact any business which might have been transacted at the original Special Meeting.

Future Shareholder Proposals

A shareholder may request inclusion of certain proposals the shareholder intends to introduce for action in MainStay Funds Trust’s proxy statement and on MainStay Funds Trust’s proxy card for shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to MainStay Funds Trust at 51 Madison Avenue, New York, New York 10010. Any shareholder proposals must be presented within a reasonable time before the proxy materials for the next meeting are sent to shareholders in order to be considered for inclusion in the proxy materials. The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. MainStay Funds Trust is not required to hold regular meetings of shareholders and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or MainStay Funds Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Vote of Acquired Fund Shares by New York Life Investments

The Trust also has four Asset Allocation Funds (the “Allocation Funds”), which may invest in and own shares of the Acquired Fund directly. In that event, the Allocation Funds’ investment manager, New York Life Investments, and/or its affiliates has the discretion to vote all or some of the Acquired Fund’s shares on a proposal in accordance with the recommendations of an independent service provider or vote the shares in the same proportion as the other shareholders of the Acquired Fund. The Acquired Fund has been advised by New York Life Investments that these shares would be voted pursuant to established policies and procedures designed to address potential conflicts of interest, which includes taking into consideration the recommendation of a third party service provider.

Householding

Unless you have instructed the Acquired Fund otherwise, only one copy of this proxy solicitation may be mailed to multiple shareholders of record of the Acquired Fund who share a mailing address (a “Household”). If you need additional copies of this proxy solicitation, do not want the mailing of your proxy solicitation materials to be combined with those of other members of your Household in the future or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with the Acquired Fund, you may write to MainStay Funds, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-624-6782.

The Board recommends that you vote “FOR” the Proposal.

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

mainstay CUSHING ENERGY INCOME fund

MainStay CBRE GLOBAL INFRASTRUCTURE FUND

The Board of Trustees of MainStay Funds Trust (the “Board”), a Delaware statutory trust, deems it advisable that MainStay CBRE Global Infrastructure Fund (the “Acquiring Fund”) and MainStay Cushing Energy Income Fund (the “Acquired Fund”) engage in the reorganization described below. Each of the Acquired Fund and the Acquiring Fund is a series of MainStay Funds Trust.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (“Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class C and Class I shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of a registered open-end, management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board has determined, with respect to the Acquiring Fund, that the Reorganization is in the best interests of the shareholders of the Acquiring Fund and that the interests of the shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the Reorganization is in the best interests of the shareholders of the Acquired Fund and that the interests of the shareholders of the Acquired Fund would not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2        The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, the “Assets”).

1.3        The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, the “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of the sum of its investment company taxable income (computed without regard to any deduction for dividends paid) plus realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4        Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although any share certificates representing interests in shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6        Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “SEC”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.	Valuation

2.1        The value of the Assets shall be the value of such Assets computed immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being the “Valuation Date”), using the valuation procedures described in the then-current prospectus and statement of additional information, each as may be supplemented, with respect to the Acquired Fund, and valuation procedures established by the Board.

2.2        The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures described in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented and valuation procedures established by the Board.

2.3        The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Acquired Fund Shares determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4        All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each of the Acquired Fund’s and the Acquiring Fund’s record keeping agent and by each of the Acquired Fund’s and the Acquiring Fund’s independent registered public accounting firm.

3.	Closing and Closing Date

3.1        The Closing Date shall be on or about May 15, 2020, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be 4:00 p.m. Eastern time. The Closing shall be held at the offices of MainStay Funds Trust or at such other time and/or place as the parties may agree.

3.2        MainStay Funds Trust shall direct U.S. Bank National Association as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian, which Custodian also serves as the custodian for the Acquiring Fund, to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3        MainStay Funds Trust shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of MainStay Funds Trust, on behalf of the Acquired Fund, prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4        In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board or New York Life Investments, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1       Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of MainStay Funds Trust, MainStay Funds Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)	The Acquired Fund is duly organized as a series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under MainStay Funds Trust’s Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

(b)	MainStay Funds Trust is a registered open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)	The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, MainStay Funds Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)	MainStay Funds Trust is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay Funds Trust’s Declaration of Trust or By-Laws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)	All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)	Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds Trust’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated;

(i)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund dated November 30, 2019, have been audited by ___, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)	Since November 30, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of MainStay Fund Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)	For each taxable year of its operation (including the taxable year ending on the Closing Date) that it was a registered investment company, the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)	All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of MainStay Funds Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)	The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)	The combined proxy statement/prospectus (the “Proxy Statement”) to be included in the Registration Statement, as set forth in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2        Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds Trust, MainStay Funds Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)	The Acquiring Fund is duly organized as a series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under MainStay Fund Trust’s Declaration of Trust and By-Laws, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)	MainStay Funds Trust is a registered open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)	The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, MainStay Funds Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)	The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay Funds Trust’s Declaration of Trust or By-Laws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)	Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds Trust’s knowledge, threatened against MainStay Funds Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2019, have been audited by ___, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)	Since October 31, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund, of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund, due to declines in market values of securities held by the Acquiring Fund, the discharge of liabilities, or the redemption of shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of MainStay Funds Trust’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)	For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)	All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o)	The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)	The Proxy Statement to be included in the Registration Statement as set forth in paragraph 5.6, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, on the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1        The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable.

5.2        MainStay Funds Trust has called a Special Meeting of the Shareholders of the Acquired Fund to consider and act upon this Plan and has taken all other action necessary to obtain approval of the transactions contemplated herein.

5.3        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4        The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5        Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6        The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7        As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8        The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9        MainStay Funds Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay Funds Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay Funds Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) MainStay Funds Trust’s, on behalf of the Acquiring Fund, title to and possession of the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11       The intention of the parties is that the transaction contemplated by this Plan will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of MainStay Funds Trust, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or result in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, MainStay Funds Trust, the Acquired Fund and the Acquiring Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to MainStay Funds Trust to render the tax opinion required herein (including without limitation, each party’s execution of representations reasonably requested by and addressed to counsel).

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of MainStay Funds Trust, on behalf of the Acquired Fund, to complete the transactions provided for herein shall be subject to, at MainStay Funds Trust’s election, the performance by MainStay Funds Trust, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1       All representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2       MainStay Funds Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

6.3       MainStay Funds Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of MainStay Funds Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject to, at MainStay Funds Trust’s election, the performance by MainStay Funds Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2        MainStay Funds Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of MainStay Funds Trust;

7.3        MainStay Funds Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

7.4        MainStay Funds Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6        The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay Funds Trust, on behalf of either the Acquiring Fund or the Acquired Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1        On the Closing Date, no action, suit or other proceeding shall be pending or, to MainStay Funds Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2       This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of MainStay Funds Trust’s Declaration of Trust and By-Laws, as amended from time to time, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund, may not waive the conditions set forth in this paragraph 8.2;

8.3       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by MainStay Funds Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4        The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5        The parties shall have received the opinion of counsel to MainStay Funds Trust, on behalf of the Acquired Fund and Acquiring Fund, substantially to the effect that, based upon certain facts, assumptions and representations, the transaction contemplated by this Plan, for federal income tax purposes.

(a)	The transfer of the Assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities, followed by a distribution of those shares to the Acquired Fund Shareholders and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(c)	The basis in the hands of the Acquiring Fund of the Assets transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(d)	The holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(e)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation;

(f)	The Acquired Fund Shareholders will not recognize a gain or loss upon the exchange of their Acquired Fund Shares solely for Acquiring Fund Shares as part of the Reorganization;

(g)	The aggregate basis of the shares of the Acquiring Fund that the Acquired Fund Shareholders receive in connection with the Reorganization will be the same as the aggregate basis of their respective Acquired Fund Shares exchanged therefor; and

(h)	The holding period for Acquiring Fund Shares that an Acquired Fund Shareholder receives in the Reorganization will include the period for which it held Acquired Fund Shares exchanged therefor, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets.

The delivery of such opinion is conditioned upon receipt by counsel to MainStay Funds Trust of representations it shall request of MainStay Funds Trust. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1        MainStay Funds Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2        MainStay Funds Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1       The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2       The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1      MainStay Funds Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2      The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with this Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund; provided, however, that following the Special Meeting of the Shareholders of the Acquired Fund called by MainStay Funds Trust, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Funds, 51 Madison Avenue, New York, New York 10010, Attn: J. Kevin Gao, Chief Legal Officer and Secretary, in each case with a copy to Dechert LLP, 1900 K Street, NW Washington, DC 20006, Attn: Thomas C. Bogle, Esq.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1        The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2        This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3        This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ____ day of ______, 2020.

MainStay Funds Trust On behalf of the Acquiring Fund: MainStay CBRE Global Infrastructure Fund		MainStay Funds TRUST On behalf of the Acquired Fund: MainStay Cushing Energy Income Fund

By:		By:
Name:	Kirk C. Lehneis	Name:	Kirk C. Lehneis
Title:	President	Title:	President

New York Life Investments agrees to the provisions set forth in Section 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
By:
Name:	Kirk C. Lehneis
Title:	Senior Managing Director

APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRED FUND

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

The energy markets have experienced significant volatility in recent periods, including a historic drop in the price of crude oil and natural gas prices, and may continue to experience relatively high volatility for a prolonged period. Such conditions may negatively impact the Fund and its shareholders. The Subadvisor may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Fund's performance will correlate with any increase in oil and gas prices.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during periods in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Energy Companies Risk: Energy Companies are subject to certain risks, including, but not limited to, the following:

•	Energy Companies are affected by fluctuations in the prices of energy commodities;

•	the highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of Energy Companies or the ability of an Energy Company to borrow money or raise capital needed to fund its continued operations;

•	a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of Energy Companies and, therefore, their ability to make distributions or pay dividends;

•	a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of Energy Companies;

•	the energy sector is highly competitive;

•	extreme weather conditions could result in substantial damage to the facilities of certain Energy Companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, which could adversely affect the prices of such companies’ securities;

•	the prices of debt securities of the Energy Companies the Fund expects to hold in its portfolio are, and the prices of equity securities held in its portfolio may be, susceptible in the short-term to a decline when interest rates rise;

•	the profitability of Energy Companies is subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;

•	there is an inherent risk that Energy Companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle, and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Companies and the cost of any remediation that may become necessary, which Energy Companies may not be able to recover from insurance;

•	certain Energy Companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company’s revenues, cash flows and ability to make distributions;

•	the operations of Energy Companies are subject to many hazards inherent in their businesses and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks;

•	some Energy Companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their strategies to expand operations through new construction or development activities, expanding operations through acquisitions, or securing additional long-term contracts;

•	technology development efforts by Energy Companies may not result in viable methods or products; and

•	the proposed elimination of specific tax incentives widely used by oil and gas companies and the imposition of new fees on certain energy producers could adversely affect Energy Companies in which the Fund invests and/or the energy sector generally.

Industry Specific Risk: Energy Companies are also subject to risks that are specific to the particular sub sector of the energy sector in which they operate.

Cash Flow Risk: The Fund will derive substantially all of its cash flow from investments in equity securities of Energy Companies. The amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the equity securities of Energy Companies in which the Fund has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends.

Concentration Risk: Because the Fund will be concentrated in the natural resources industry, it will be more susceptible to the risks associated with the industry and sector than if it were more broadly diversified over numerous industries and sectors. General changes in market sentiment towards Energy Companies may adversely affect the Fund, and the performance of Energy Companies may lag behind the broader market as a whole.

MLP Structure Risk: Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights, except with respect to extraordinary transactions; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

Tax Risks: An investment in the Fund will involve tax risks, including, but not limited to:

•	MLPs generally are not subject to U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, credits, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income as well as additional state and local taxes. The treatment of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent the MLPs owned by the Fund are treated as corporations for U.S. federal income tax purposes and to the extent the Fund invests in MLP-related investments or other non-partnership entities, this could result in a reduction of the value of your investment in the Fund and lower income.

•	The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital to the extent of the Fund’s tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The actual portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a Form 1065, Schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder’s basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

•	The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code. Because more than 25% of the Fund’s total assets had been comprised of securities of MLPs that were qualified publicly traded partnerships under the Internal Revenue Code, the Fund was previously ineligible to elect to be treated as a regulated investment company. Accordingly, the Fund was subject to tax on its taxable income at the graduated rates applicable to corporations as well as state, local and foreign income taxes.

•	Under 2017 tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to taxable income from MLPs. The Fund will not be eligible for the 20% deduction and as yet does not have regulatory authority to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in MLPs generally would be eligible for the 20% deduction for such taxable income from these investments while investors investing in MLPs held indirectly, if any, through the Fund (unless applicable regulatory authority is released) would not be eligible for the 20% deduction for their share of such taxable income.

•	Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the Energy Companies in which the Fund will invest.

Equity Securities Risk: Equity securities of Energy Companies may be affected by macroeconomic, political, global and other factors affecting the stock market in general, expectations concerning interest rate movements, investor sentiment towards the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular Energy Company (which, in the case of an MLP, may be measured in terms of distributable cash flow or other factors). Prices of equity securities of individual Energy Companies can also be affected by fundamentals unique to the company, including earnings power and coverage ratios.

Common Stock Risk: The Fund will have exposure to common stocks. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and may significantly underperform relative to fixed-income securities during certain periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates; and (vi) extension risk (e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer). Interest rates in the United States are near recent historic lows, and the Fund currently faces a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. Generally, when market interest rates fall, prices of fixed-rate debt rise. However, such an increase in price may be mitigated by other market factors, including distortions in asset correlation. In addition, when market interest rates fall, certain fixed-rate debt may be adversely affected (e.g., instruments with a negative duration or instruments subject to prepayment risk).

Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Preferred Shares Risk: Preferred shares represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share's price when interest rates decline.

Liquidity and Valuation Risk: The Fund is subject to the risk that it could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk: The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

APPENDIX C

SHAREHOLDER GUIDE OF THE ACQUIRING FUND

The following pages are intended to provide information regarding how to buy and sell shares of the Acquiring Fund and to help you understand the costs associated with buying, holding and selling your Acquiring Fund investments. Certain share classes are not available for the Acquiring Fund or to all investors and may be offered through a separate prospectus. This Proxy Statement/Prospectus covers only Investor Class, Class A, Class C and Class I shares of the Acquiring Fund.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at nylinvestments.com/funds. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•	"MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund.
•	“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•	The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the "Board."

•	The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."

•	New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."

•	New York Life Insurance Company is referred to as "New York Life."

•	NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."

•	NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."

•	The New York Stock Exchange is referred to as the "Exchange."

•	Net asset value is referred to as "NAV."

•	The Securities and Exchange Commission is referred to as the "SEC."

•	Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

This Proxy Statement/Prospectus covers only Class A, Class C and Class I shares of the Acquiring Fund. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from the Fund’s sales arrangements and investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•	how much you plan to invest;

•	how long you plan to hold your shares;

•	the total expenses associated with each class of shares; and

•	whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries may be eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur greater or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs may be allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds (if any) during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•	Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•	Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a MainStay Fund's 12b-1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each MainStay Fund are presented earlier in the respective Fund Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

•	Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class and Class A shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•	Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B or Class C shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Different intermediaries may impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A	Investor Class	Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None
Contingent deferred sales charge	None[2]	None[2]	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75% distribution and 0.25% service (1.00% total)	0.75% distribution and 0.25% service (1.00% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[3]	Yes[3]	Yes[3]	Yes[3]	Yes[3]	Yes[3]	Yes[3]	Yes[3]	Yes[3]
Purchase maximum[4]	None	None	N/A	$1,000,000	None	None	None	None	None

1.	Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.
2.	No initial sales charge applies on investments of $1 million or more. However, for purchases of Class A and Investor Class shares, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.
3.	See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.
4.	Does not apply to purchases by certain retirement plans

The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Please discuss your situation with your financial adviser. Generally, however, Investor Class shares or Class A shares are more economical if you intend to invest larger amounts and hold your shares long-term (more than six years). Class C shares may be more economical if you intend to hold your shares for a shorter term (six years or less). Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans held with a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, R2 and R3 shares are available only to certain employer-sponsored retirement plans.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•	Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•	Please also note that if your account balance falls below $15,000, whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see "Class A Share Considerations" for more details.

•	Investor Class shares generally have higher expenses than Class A shares. By maintaining your account balance in a MainStay Fund at or above $15,000, you will continue to be eligible to hold Class A shares of the MainStay Fund. If the value of your account is below this amount, you may consider increasing your account balance to meet this minimum to qualify for Class A shares. In addition, if you have accounts with multiple MainStay Funds whose values aggregate to at least $15,000, you may consider consolidating your accounts into a MainStay Asset Allocation Fund account to qualify for Class A shares, if such action is consistent with your investment program.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•	When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

•	Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—	qualify for a reduced or waived sales charge.

Class A Share Considerations

•	Generally, Class A shares have a minimum initial investment amount of $15,000 per MainStay Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time the value of your Class A shares in any one MainStay Fund is less than $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay's systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that MainStay Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature. Certain holders of Class A shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•	When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").
•	Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Class A shares. As a result, you are usually better off purchasing Class A shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—	qualify for a reduced or waived sales charge.

Class B Share Considerations

•	Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•	When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•	You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•	In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see "Information on Sales Charges.”)

•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•	If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares of most MainStay Funds.

•	When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations

•	You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment.

•	In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less. Exchanging Class C shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•	When you sell Class C shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets. Exchanging Class C shares into the MainStay Money Market Fund and/or holding Class C shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, ten years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature.

•	The MainStay Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.

•	You do not pay any ongoing distribution and/or service (12b-1) fees.

•	You may buy Class I shares if you are an:

—	Institutional Investor

▪	Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

▪	Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

▪	Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

—	Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

—	Existing Class I Shareholder; or

—	Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

Class R1, Class R2, Class R3 and Class R6 Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3 or Class R6 shares.

•	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2 and Class R3 shares.

•	You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•	Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

—	Section 401(a) and 457 plans;

—	Certain Section 403(b)(7) plans;

—	Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

—	Non-qualified deferred compensation plans.

•	Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

•	$1,000 minimum for initial and $50 minimum for subsequent purchases, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

•	$15,000 minimum initial investment with no minimum subsequent purchase amount requirement.

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares. See the SAI for additional information.

Class C Shares

•	$1,000 minimum for initial and $50 minimum for subsequent purchases, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class I Shares

•	Individual Investors—$1 million minimum for initial purchases and no minimum subsequent purchase amount; and

•	Institutional Investors, the MainStay Funds' existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimum initial or subsequent purchase amounts.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirement for Class I shares. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimum initial or subsequent purchase amounts.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at nylinvestments.com/funds/prices.

Investor Class Shares and Class A Shares

The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the amount you invest, as indicated in the following table. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers" or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession.

Purchase	Sales charges as a percentage of1		Typical dealer concession
amount	Offering price	Net investment	as a % of offering price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class B shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

Computing Contingent Deferred Sales Charge on Class B and Class C Shares

A CDSC may be imposed on redemptions of Class B and Class C shares, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years or Class C shares during the preceding year. The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:

•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•	increases in the NAV of the investor's Class B or Class C shares of the MainStay Fund above the total amount of payments for the purchase of Class B or Class C shares of the MainStay Fund made during the preceding six years for Class B shares or one year for Class C shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at nylinvestments.com/funds/prices.

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

You may be eligible to buy Investor Class and Class A shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

•	Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A or Class C shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Class A shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i)	who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii)	who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Investor Class, Class B and Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders ("QDROs") and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) at age 70½ for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A, Investor Class, Class B and Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at nylinvestments.com/funds/prices; and read the information under "Purchase, Redemption, Exchanges and Repurchase—Contingent Deferred Sales Charge, Investor Class and Class A" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A and Class R2 12b-1 plans typically provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of Investor Class, Class A or Class R2 shares, respectively. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 shares. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Shareholder Services Plan, with regard to certain classes, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than some types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares are authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services are in addition to those services that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

•	Class A share, Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•	accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client's checking or savings account;

•	New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•	certain 403(b)(7) accounts;

•	accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class C shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor may pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor may also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate may pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales commissions, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES
HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class I, Class R1, Class R2, Class R3 and Class R6 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.

All Classes

You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 p.m. Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, a MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identity of beneficial owners. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares, you generally may also elect on a voluntary basis to convert, for example:

•	Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•	Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•	Class C shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•  ABA #011-0000-28

•  MainStay Funds (DDA #99029415)

•  Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s); and

•   MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•   If the bank information section of your application is not completed in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

By internet:	Visit us at nylinvestments.com/funds

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  We must have your bank information on file.

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•    Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•    The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•  Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•   We must have your bank account information on file.

•   There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•   Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•   We must have your bank account information on file.

•   After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•   The MainStay Funds do not charge fees for ACH transfers.

•   The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Write a letter of instruction that includes:

•   your name(s) and signature(s);

•   your account number;

•   MainStay Fund name and share class; and

•   dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Visit us at nylinvestments.com/funds

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•	The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•	A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•	The MainStay Funds do not issue share certificates at this time.

•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•	To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV.

Selling Shares

•	Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•	If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•	When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•	We may suspend the right to redeem shares of any MainStay Fund and may postpone payment for any period beyond seven days:

—	during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—	when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—	as the SEC may by order permit for the protection of the security holders of MainStay Funds; or

—	at any other time as the SEC, laws or regulations may allow.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•	Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•	We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•	We require a written order to sell shares and a Medallion Signature Guarantee if:

—	the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

—	the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—	the proceeds from the sale will exceed $100,000 to the address of record;

—	the proceeds of the sale are to be sent to an address other than the address of record;

—	the account was designated as a lost shareholder account within 30 days of the redemption request; or

—	the proceeds are to be payable to someone other than the registered account holder(s).

•	In the interests of all shareholders, we reserve the right to:

—	temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—	change or discontinue the systematic withdrawal plan upon notice to shareholders;

—	close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—	change the minimum investment amounts.

•	There is no fee for wire redemptions of Class I shares.

•	Calls received before 4:00 pm Eastern time will generally receive the current day's NAV.

•	Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial adviser or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

•	Log in to your account by entering your user ID and Personal ID (PIN) at nylinvestments.com/funds to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•	Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•	Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•	Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•	If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with the MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay certain redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are recorded; and

•	written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at nylinvestments.com/funds, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or

•	purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares or Class C shares into Investor Class or Class A shares also stops until you exchange back into Class B shares or Class C shares of another non-money market MainStay Fund.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund	MainStay MacKay Growth Fund
MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay Candriam Emerging Markets Equity Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay CBRE Global Infrastructure Fund	MainStay MacKay Infrastructure Bond Fund
MainStay CBRE Real Estate Fund	MainStay MacKay International Equity Fund
MainStay Conservative Allocation Fund	MainStay MacKay Intermediate Tax Free Bond Fund
MainStay Cushing Energy Income Fund	MainStay MacKay International Opportunities Fund
MainStay Cushing MLP Premier Fund	MainStay MacKay New York Tax Free Opportunities Fund**
MainStay Cushing Renaissance Advantage Fund	MainStay MacKay S&P 500 Index Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Short Term Municipal Fund
MainStay Epoch International Choice Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch U.S. All Cap Fund	MainStay MacKay Tax Free Bond Fund
MainStay Epoch U.S. Equity Yield Fund	MainStay MacKay Total Return Bond Fund
MainStay Floating Rate Fund	MainStay MacKay Unconstrained Bond Fund
MainStay Growth Allocation Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Income Builder Fund	MainStay MAP Equity Fund
MainStay Large Cap Growth Fund	MainStay Moderate Allocation Fund
MainStay MacKay California Tax Free Opportunities Fund*	MainStay Moderate Growth Allocation Fund
MainStay MacKay Common Stock Fund	MainStay Money Market Fund
MainStay MacKay Convertible Fund	MainStay Short Term Bond Fund
MainStay MacKay Emerging Markets Equity Fund

*        The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

**       The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting nylinvestments.com/funds or by calling the MainStay Funds at 800-624-6782.

The exchange privilege is not intended as a vehicle for short term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund's investment strategies or negatively impact the MainStay Fund’s performance. For example, the Manager or a Subadvisor might have to maintain more of a MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund's investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchanges but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds' judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds' policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Other exceptions are subject to the advance approval by the MainStay Funds' Chief Compliance Officer and/or New York Life Investments’ Chief Executive Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds' policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures will be less restrictive than the MainStay Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds' objective of avoiding disruption due to market timing.

In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.

While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds' ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's investments is generally based (in whole or in part) on current market prices. If current market values of the MainStay Funds' investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the security will be valued by another method that the Board believes in good faith accurately reflects its fair value. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds.

The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Acquiring Fund has fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at nylinvestments.com/funds 30 days after month-end. You may also obtain this information by calling toll-free 800-624-6782.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the Acquiring Fund have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors.

The Acquiring Fund also approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order as it relates to both Wholly-Owned Subadvisors and unaffiliated subadvisors.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

We reserve the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution.

Dividends from the net investment income (if any) of the Acquiring Fund is declared and paid at least annually.

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds (other than the MainStay Cushing MLP Premier Fund) will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.	Reinvest dividends and capital gains in:

•	the same MainStay Fund; or

•	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.	Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.	Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.	Take dividends and capital gains in cash.

6.	Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.	Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund's realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

Intermediary-Specific Sales Charge Waivers and Discounts

This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.

The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.

Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated from time to time with changes to this Appendix or to add additional intermediaries.

In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the MainStay Funds).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

J.P. Morgan

Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

LPL Financial

Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program or exchanges of shares purchased through such a Merrill Lynch program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other MainStay Fund)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus
Shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares Available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Class A shares sold as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

•	Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James

•	Raymond James & Associates, Inc., Raymond James Financial Services Inc. and each entity’s affiliates (“Raymond James”)

•	Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

•           Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the MainStay Funds through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

•           CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

•           Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MainStay Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible MainStay Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MainStay Funds over a 13-month time period. Eligible MainStay Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE FUNDS

The financial highlights tables are intended to help you understand the Acquired Fund’s financial performance for the past five fiscal years or, if shorter, the period of the Acquired Fund’s operations. Certain information reflects financial results for a single Acquired Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Acquired Fund (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges).

This information has been audited by KPMG LLP, whose report, along with the Acquired Fund’s financial statements, is included in the Acquired Fund’s Annual Report, which is available upon request.

Cushing Energy Income Fund

	Year ended November 30,
Class A	2019	2018		2017		2016		2015
Net asset value at beginning of year	$3.94	$4.28		$4.61		$4.96		$12.99

Net investment income (loss) (a)	0.02	0.09		0.07		0.06		(0.02)
Net realized and unrealized gain (loss) on investments	(0.81)	(0.21)		(0.20)		(0.06)		(7.21)

Total from investment operations	(0.79)	(0.12)		(0.13)		0.00		(7.23)

Less distributions:
From net investment income	—	(0.09)		—		(0.02)		—
From return of capital	(0.18)	(0.13)		(0.20)		(0.33)		(0.80)

Total dividends and distributions	(0.18)	(0.22)		(0.20)		(0.35)		(0.80)

Net asset value at end of year	$2.97	$3.94		$4.28		$4.61		$4.96

Total investment return (b)	(20.96)%	(3.48	)%(c)	(2.77)%		2.17%		(57.56%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.64%	1.98%		1.57	%(d)	1.39	%(d)(e)	(0.24	)%(d)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.64%	1.98%		1.56	%(d)	1.33	%(d)(e)	(0.19	)%(d)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)(g)	1.45%	1.45%		1.44	%(d)	1.47	%(d)(e)	1.79	%(d)(e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)(g)	1.96%	1.69%		1.65	%(d)	1.85	%(d)(e)	2.04	%(d)(e)
Portfolio turnover rate	34%	32%		51%		64%		95%
Net assets at end of year (in 000’s)	$12,765	$21,450		$30,582		$42,712		$48,885

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.

For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $10,487, of which $5,634 is attributable to Class A.

For the year ended November 30, 2016, the Fund accrued $55,919 in franchise tax benefit, of which $29,562 is attributable to Class A.

For the year ended November 30, 2015, the Fund accrued $(109,516) in franchise tax expense, of which $(51,919) is attributable to Class A.

(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $6,919 is attributable to Class A.

For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $2,773 is attributable to Class A.

(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 1.96%, 1.69%, 1.66%, 1.91% and 1.98% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.45%, 1.45%, 1.45%, 1.53% and 1.73% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(g)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended November 30,
Investor Class	2019	2018	2017		2016		2015
Net asset value at beginning of year	$3.93	$4.26	$4.60		$4.95		$12.99

Net investment income (loss) (a)	0.01	0.08	0.06		0.05		(0.04)
Net realized and unrealized gain (loss) on investments	(0.81)	(0.20)	(0.20)		(0.05)		(7.20)

Total from investment operations	(0.80)	(0.12)	(0.14)		0.00		(7.24)

Less distributions:
From net investment income	—	(0.09)	—		(0.02)		—
From return of capital	(0.17)	(0.12)	(0.20)		(0.33)		(0.80)

Total dividends and distributions	(0.17)	(0.21)	(0.20)		(0.35)		(0.80)

Net asset value at end of year	$2.96	$3.93	$4.26		$4.60		$4.95

Total investment return (b)	(20.90)%	(3.38)%	(3.09	)%(c)	1.97	%(c)	(57.56	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.40%	1.78%	1.47	%(d)	1.25	%(d)(e)	(0.48	)%(d)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.40%	1.78%	1.46	%(d)	1.19	%(d)(e)	(0.39	)%(d)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)(g)	1.58%	1.60%	1.56	%(d)	1.58	%(d)(e)	1.91	%(d)(e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)(g)	2.09%	1.84%	1.78	%(d)	1.93	%(d)(e)	2.24	%(d)(e)
Portfolio turnover rate	34%	32%	51%		64%		95%
Net assets at end of year (in 000’s)	$1,573	$2,058	$2,788		$3,513		$2,554

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.

For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $10,487, of which $514 is attributable to Investor Class.

For the year ended November 30, 2016, the Fund accrued $55,919 in franchise tax benefit, of which $2,115 is attributable to Investor Class.

For the year ended November 30, 2015, the Fund accrued $(109,516) in franchise tax expense, of which $(2,175) is attributable to Investor Class.

(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $490 is attributable to Investor Class.

For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $70 is attributable to Investor Class.

(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 2.09%, 1.84%, 1.79%, 1.99% and 2.15% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.58%, 1.60%, 1.57%, 1.64% and 1.82% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(g)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended November 30,
Class C	2019	2018		2017		2016		2015
Net asset value at beginning of year	$3.78	$4.11		$4.44		$4.80		$12.74
Net investment income (loss) (a)	(0.01)	0.04		0.03		0.02		(0.08)
Net realized and unrealized gain (loss) on investments	(0.78)	(0.19)		(0.19)		(0.05)		(7.06)
Total from investment operations	(0.79)	(0.15)		(0.16)		(0.03)		(7.14)

Less distributions:
From net investment income	—	(0.07)		—		(0.02)		—
From return of capital	(0.15)	(0.11)		(0.17)		(0.31)		(0.80)
Total dividends and distributions	(0.15)	(0.18)		(0.17)		(0.33)		(0.80)
Net asset value at end of year	$2.84	$3.78		$4.11		$4.44		$4.80

Total investment return (b)	(21.76)%	(4.22	)%(c)	(3.71)%		1.29%		(57.93)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(0.24)%	1.05%		0.73	%(d)	0.53	%(d)(e)	(1.04	)%(d)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(0.24)%	1.05%		0.72	%(d)	0.47	%(d)(e)	(0.98	)%(d)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)(g)	2.34%	2.35%		2.31	%(d)	2.35	%(d)(e)	2.59	%(d)(e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)(g)	2.85%	2.59%		2.53	%(d)	2.73	%(d)(e)	2.85	%(d)(e)
Portfolio turnover rate	34%	32%		51%		64%		95%
Net assets at end of year (in 000’s)	$5,357	$8,842		$12,644		$19,075		$25,053

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.

For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $10,487, of which $2,338 is attributable to Class C.

For the year ended November 30, 2016, the Fund accrued $55,919 in franchise tax benefit, of which $13,411 is attributable to Class C.

For the year ended November 30, 2015, the Fund accrued $(109,516) in franchise tax expense, of which $(26,603) is attributable to Class C.

(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $3,142 is attributable to Class C.

For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $1,344 is attributable to Class C.

(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 2.85%, 2.59%, 2.54%, 2.79% and 2.79% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 2.34%, 2.35%, 2.32%, 2.41% and 2.53% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(g)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended November 30,
Class I	2019	2018		2017		2016		2015
Net asset value at beginning of year	$3.99	$4.33		$4.67		$5.01		$13.08

Net investment income (loss) (a)	0.03	0.09		0.09		0.06		(0.00	)‡
Net realized and unrealized gain (loss) on investments	(0.82)	(0.20)		(0.22)		(0.04)		(7.27)

Total from investment operations	(0.79)	(0.11)		(0.13)		0.02		(7.27)

Less distributions:
From net investment income	—	(0.09)		—		(0.02)		—
From return of capital	(0.19)	(0.14)		(0.21)		(0.34)		(0.80)

Total dividends and distributions	(0.19)	(0.23)		(0.21)		(0.36)		(0.80)

Net asset value at end of year	$3.01	$3.99		$4.33		$4.67		$5.01

Total investment return (b)	(20.72%)	(3.15	%)(c)	(2.69%)		2.54%		(57.47%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.81%	2.13%		2.03	%(d)	1.53	%(d)(e)	(0.03	%)(d)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.81%	2.13%		2.02	%(d)	1.47	%(d)(e)	0.02	% (d)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)(g)	1.20%	1.20%		1.19	%(d)	1.23	%(d)(e)	1.54	% (d)(e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)(g)	1.71%	1.44%		1.41	%(d)	1.62	%(d)(e)	1.76	% (d)(e)
Portfolio turnover rate	34%	32%		51%		64%		95%
Net assets at end of year (in 000’s)	$3,658	$5,289		$10,904		$17,831		$26,161

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustment to conform to generally accepted accounting principles.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.

For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $10,487, of which $2,001 is attributable to Class I.

For the year ended November 30, 2016, the Fund accrued $55,919 in franchise tax benefit, of which $10,831 is attributable to Class I.

For the year ended November 30, 2015, the Fund accrued $(109,516) in franchise tax expense, of which $(28,819) is attributable to Class I.

(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $2,455 is attributable to Class I.

For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $1,813 is attributable to Class I.

(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 1.71%, 1.44%, 1.42% 1.68% and 1.71% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.20%, 1.20%, 1.20%, 1.29% and 1.48% for the fiscal years ended November 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(g)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Voya CBRE Global Infrastructure Fund

The financial highlights table is intended to help you understand the Voya Fund’s financial performance for the periods shown—this performance has been adopted by the Acquiring Fund. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Acquiring Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ending October 31, 2017 and later has been audited by KPMG LLP, whose report, along with the Voya Fund’s financial statements, is included in the Voya Fund’s Annual Report, which is available upon request. The information for the fiscal years ending prior to October 31, 2017 has been audited by other auditors.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data	
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Redemption fees	Payment by affiliate	Net asset value, end of year or period	Total Return[1]	Expenses before reductions/additions[2][3]	Expenses net of fee waivers and/or recoupments if any[2][3]	Expenses net of all reductions/additions[2][3]	Net investment income (loss)[2][3]	Net assets, end of year or period	Portfolio turnover rate
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A[4]																		
10-31-19	10.04	0.16	2.12	2.28	0.17	0.16	—	0.33	—	—	11.99	**23.24**	1.56	1.35	1.35	1.51	11,700	53
10-31-18	11.40	0.19	(0.51)	(0.32)	0.25	0.79	—	1.04	—	—	10.04	**(3.16)**	1.83	1.35	1.35	1.89	1,787	61
10-31-17	10.78	0.17*	1.30	1.47	0.12	0.73	—	0.85	—	—	11.40	**14.96**	2.36	1.53	1.53	1.59	1,146	85
10-31-16[5]	10.68	0.15*	0.66	0.81	0.20	0.51	—	0.71	—	—	10.78	**8.21**	2.15	1.60	1.60	1.44	526	88
10-31-15[5]	12.72	0.16*	(0.59)	(0.43)	0.13	1.49	—	1.62	0.01	—	10.68	**(3.45)**	1.76	1.60	1.60	1.37	178	97
Class C																		
02-28-19[6] - 10-31-19	10.82	0.04*	1.22	1.26	0.12	—	—	0.12	—	—	11.96	**11.67**	2.31	2.10	2.10	0.46	1,048	53
Class I[4]																		
10-31-19	10.04	0.20	2.11	2.31	0.20	0.16	—	0.36	—	—	11.99	**23.52**	1.14	1.10	1.10	1.83	225,176	53
10-31-18	11.40	0.23	(0.52)	(0.29)	0.28	0.79	—	1.07	—	—	10.04	**(2.88)**	1.41	1.10	1.10	2.14	71,919	61
10-31-17	10.78	0.20	1.30	1.50	0.15	0.73	—	0.88	—	—	11.40	**15.25**	1.61	1.21	1.21	1.83	36,755	85
10-31-16[5]	10.67	0.21*	0.64	0.85	0.23	0.51	—	0.74	—	—	10.78	**8.66**	1.60	1.25	1.25	2.05	22,569	88
10-31-15[5]	12.72	0.19*	(0.57)	(0.38)	0.18	1.49	—	1.67	—	—	10.67	**(3.10)**	1.43	1.25	1.25	1.66	40,069	97
Class W																		
02-28-19[6] - 10-31-19	10.82	0.11*	1.22	1.33	0.16	—	—	0.16	—	—	11.99	**12.36**	1.31	1.10	1.10	1.41	9,533	53

(1) Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4) Prior to the close of business July 14, 2017, the Fund operated under a different name and investment adviser. Effective close of business July 14, 2017, the Investor and Institutional share classes of the predecessor fund were redesignated as Class A and Class I shares of the Fund, respectively.

(5) For the years ended October 31, 2015 and 2016, the information presented has been audited by a different independent registered public accounting firm.

(6) Commencement of operations.

* Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NEW YORK LIFE MAINSTAY INVESTMENTS

Vote by Telephone	Vote Online	Vote by Mail
1. Read the proxy statement/ prospectus and have the proxy card at hand. 2. Call toll-free 866-564-2331 3. Follow the simple instructions.	1. Read the proxy statement/prospectus and have the proxy card at hand. 2. Go to www.proxyvotenow.com/MEIF 3. Follow the simple instructions.	1. Read the proxy statement/ prospectus. 2. Check the appropriate box(es) on the reverse side. 3. Sign, date and return the proxy card in the envelope provided.

↓ **Please detach at perforation before mailing.** ↓

MAINSTAY CUSHING® ENERGY INCOME FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints J. Kevin Gao, Thomas Lynch, Thomas C. Humbert, Jr. and Brian J. McGrady and each of them, as proxies with the power to appoint his substitute, and hereby authorizes them to represent and to vote, as designated on the reverse side hereof, all of the shares of the Fund held of record by the undersigned on February 21, 2020, at the Special Meeting. The undersigned hereby revokes any prior proxy to vote at the Special Meeting, and hereby ratifies and confirms all that said attorneys and proxies, or any of them, may lawfully do by virtue thereof.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" SUCH PROPOSAL.

CONTROL NUMBER

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MEIF_Ballot_[illegible]

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on May 8, 2020.
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EVERY SHAREHOLDER'S VOTE IS IMPORTANT

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In their discretion, the Proxies are authorized to vote on any other business as may properly come before the Meeting or any adjournment(s) thereof.

TO VOTE – Mark boxes below in blue or black ink as shown in this example: ☒

THE BOARD OF TRUSTEES OF MAINSTAY FUNDS TRUST UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

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To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned.

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MAINSTAY FUNDS TRUST

Statement of Additional Information

March 13, 2020

Acquisition of the Assets and Liabilities of: MainStay Cushing Energy Income Fund, (a series of MainStay Funds Trust) (the “Acquired Fund”) 51 Madison Avenue, New York, New York 10010	By, and in Exchange for, Shares of the MainStay CBRE Global Infrastructure Fund (a series of MainStay Funds Trust) (the “Acquiring Fund”) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated March 13, 2020, relating specifically to the proposed transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption of the liabilities of the Acquired Fund by, and shares of, the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact MainStay Funds, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-624-6782, or by visiting our website at nylinvestments.com/mainstay.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

•	Prospectus for the Acquired Fund, dated March 29, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001144204-19-015503);
•	Prospectus for the Acquiring Fund, dated December 18, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001104659-19-073677);
•	Statement of Additional Information of the Acquired Fund, dated March 29, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001144204-19-015503);
•	Statement of Additional Information of the Acquiring Fund, dated December 18, 2019, as supplemented; (Securities Act File No 333-160918; Accession Number 0001104659-19-073677);
•	Annual Report to shareholders of the Acquired Fund for the fiscal year ended November 30, 2019; (Securities Act File No 333-160918; Accession Number 0001193125-20-027739);
•	Semi Annual Report to shareholders of the Acquired Fund for the period ended May 31, 2019; (Securities Act File No 333-160918; Accession Number 0001193125-19-211713); and
•	The financial statements in the Annual Report to shareholders of the Voya CBRE Global Infrastructure Fund for the period ended October 31, 2019;

(Securities Act File No 033-56094; Accesssion Number 0001104659-20-002164).

FINANCIAL STATEMENTS

For additional information, see the November 30, 2019 annual report of the Acquired Fund.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the shareholder reports noted above, which are on file with the SEC and are available at no charge. The information provided herein is unaudited and is provided as of January 31, 2020, the assumed date of the Reorganization for purposes of this section. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquired Fund and the Acquiring Fund are both managed by New York Life Investment Management, LLC (“New York Life Investments”). The Acquired Fund is subadvised by Cushing® Asset Management, LP, and the Acquiring Fund is subadvised by CBRE Clarion Securities LLC. Both Funds are series of MainStay Funds Trust. The Acquired Fund is non-diversified, and the Acquiring Fund is diversified.

The expenses of the Reorganization will be paid by the Acquired Fund. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $90,000 not including the costs associated with any portfolio adjustments described below.

Because there are differences in the Funds’ principal investment strategies, if the Reorganization is approved by shareholders, it is anticipated that approximately 100% of the investments held by the Acquired Fund will have to be sold prior to the Reorganization and reinvested in accordance with the investment strategies of the Acquiring Fund. The direct transaction costs associated with these purchases and sales (including brokerage commissions, transaction charges and related fees) will be borne by the Acquired Fund. The cost of these portfolio adjustments is anticipated to be approximately $31,000 to $37,000 or approximately $0.0048 per share and are in addition to the expenses of the Reorganization discussed above. During this transition period, the Acquired Fund may not pursue its investment objective and principal investment strategies.

The Acquiring Fund will be the accounting survivor of the Reorganization, and its financial performance will continue for purposes of the financial statements prepared in future periods.

The Acquired Fund offers four classes of shares: Investor Class, Class A, Class C and Class I shares. Class A and Investor Class shares of the Acquired Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A and Investor Class shares. Class C shares of the Acquired Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class I shares of the Acquired Fund are not subject to any distribution and/or service (12b-1) fees.

In connection with the Reorganization, Investor Class, Class A, Class C and Class I shareholders of the Acquired Fund will receive Investor Class, Class A, Class C and Class I shares, respectively, of the Acquiring Fund. Class A and Investor Class shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A and Investor Class shares. Class C shares of the Acquiring Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Acquired Fund as of November 30, 2019 amounted to $23,352,796.

The Acquired Fund pays New York Life Investments a management fee as an annual percentage of the fund’s average daily net assets as follows: 0.95% on all assets.

The Acquiring Fund pays New York Life Investments a management fee as an annual percentage of the fund’s average daily net assets as follows: 0.85% on all assets.

New York Life Investments pays subadvisory fees to each subadvisor from its own assets and not from the assets of the Acquired Fund or the Acquiring Fund.

The pro forma effective management fee for the fiscal year ended November 30, 2019, assuming the Reorganization is approved, would have been 0.85% for services performed as a percentage of the average daily net assets.

It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, the Acquired Fund, the Acquiring Fund, and the shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor immediately before the Reorganization.

As of the latest fiscal year end of November 30, 2019 the Acquired Fund had a capital loss carryforward of approximately $117,870,000 that can be utilized by the Acquring Fund, subject to an annual limitation as defined by the Internal Revenue Service. The Acquiring Fund has no capital loss carryforwards as of the Acquired Fund’s latest fiscal year end of October 31, 2019. Any securities transactions conducted in advance of the Reorganization to align the portfolio holdings of the Acquired Fund with those of the Acquiring Fund are not expected to generate capital gains for the Acquired Fund, based on market prices as of the date of the Proxy Statement/Prospectus. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” in Appendix B to the Proxy Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses on the Acquiring Fund so that Total Annual Fund Operating Expenses After Waivers / Reimbursements (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.33%; Investor, 1.45%; Class C, 2.08%; and Class I, 0.97%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Acquiring Fund’s Board of Trustees.

On a pro forma basis, for the year ended November 30, 2019, the Reorganization would have resulted in a decrease in management fees of $30,000 or 0.10% of net assets and a decrease in other operating expenses of approximately $14,000 or 0.05% of net assets.

The following table identifies the various service providers to the Funds. Each of these service providers has entered into an agreement with MainStay Funds Trust that governs the provision of services to the Funds.

	Acquired Fund	Acquiring Fund
Investment Manager	New York Life Investment Management LLC	New York Life Investment Management LLC
Suabdvisor	Cushing® Asset Management, LP	CBRE Clarion Securities LLC
Distributor	NYLIFE Distributors LLC	NYLIFE Distributors LLC
Sub-Administrator	U.S. Bank National Association	State Street Bank and Trust Company
Transfer Agent	NYLIM Service Company LLC	NYLIM Service Company LLC
Custodian	U.S. Bank National Association	State Street Bank and Trust Company
Independent Auditor	KPMG LLP	KPMG LLP

The accounting policies, specifically the policies regarding valuation of portfolio securities compliance with subchapter M of the Code, are the same for each Fund.

MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3. Indemnification.

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

Laws:

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii) every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii) every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i) by the court or other body before which the Proceeding was brought;

(ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial- type inquiry).

(f) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1. Declaration of Trust

a. Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A on July 30, 2009*

b. Amended and Restated Declaration of Trust dated August 19, 2016 – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

2. By-Laws of the Registrant effective April 8, 2009, Amended and Restated June 4, 2015 – Previously filed as Exhibit (b) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015*

3. Instruments Defining Rights of Security Holders

a. The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. See Above. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. See Above*

4. Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to this Proxy Statement/Prospectus.

5. See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6. Investment Advisory Contracts

a. Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

i. Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015*

ii. Amendment dated June 1, 2015 – Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

iii. Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iv. Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

v. Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

vi. Amendment dated July 29, 2016 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

vii. Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(1)(g) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

viii. Amendment dated March 31, 2017 – Previously filed as Exhibit (d)(1)(h) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

ix. Amendment dated May 8, 2017 – Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

x. Amendment dated August 4, 2017 – Previously filed as Exhibit (d)(1)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xi. Amendment dated November 15, 2017 – Previously filed as Exhibit (d)(1)(k) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xii. Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(1)(l) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xiii. Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(1)(m) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

xiv. Amendment dated November 30, 2018 - Previously filed as Exhibit (d)(1)(n) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xv. Amendment dated February 28, 2019 - Previously filed as Exhibit (d)(1)(o) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xvi. Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(1)(p) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xvii. Amendment dated June 14, 2019 – Previously filed as Exhibit (d)(1)(q) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xviii. Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(1)(r) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xix. Amendment dated December 5, 2019 – Previously filed as Exhibit (d)(1)(s) to Post-Effective Amendment No. 144 to the Trust's Registration Statement on December 18, 2019*

xx. Amendment dated December 18, 2019 – Previously filed as Exhibit (d)(1)(t) to Post-Effective Amendment No. 144 to the Trust's Registration Statement on December 18, 2019*

xxi. Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(1)(u) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxii. Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(1)(v) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

7. Underwriting Contracts

a. Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

b. Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

8. Bonus or Profit Sharing Contracts – Inapplicable

9. Custodian Agreements

a. Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

i. Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

ii. Amendment to Custodian Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(1)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

iii. Amendment dated December 22, 2015 – Previously filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iv. Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

v. Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

vi. Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(1)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

*

ix. Amendment dated June 16, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

x. Amendment dated June 17, 2016 to the Master Custodian Agreement (appendix) – Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

xi. Amendment dated June 30, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(j) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

xii. Amendment dated October 15, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(k) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiii. Amendment dated March 13, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(l) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiv. Amendment dated May 5, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(m) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xv. Amendment dated August 30, 2017 – Previously filed as Exhibit (g)(1)(n) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xvi. Amendment dated November 15, 2017 – Previously filed as Exhibit (g)(1)(o) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xvii. Amendment dated February 28, 2018 – Previously filed as Exhibit (g)(1)(p) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xviii. Amendment dated May 22, 2018 – Previously filed as Exhibit (g)(1)(q) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xix. Amendment dated July 2, 2018 – Previously filed as Exhibit (g)(1)(r) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xx. Amendment dated September 10, 2018 – Previously filed as Exhibit (g)(1)(s) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xxi. Amendment dated November 1, 2018 – Previously filed as Exhibit (g)(1)(t) to Post-Effective Amendment No. 139 to the Registration Statement on June 26, 2019*

xxii. Amendment dated February 27, 2019 – Previously filed as Exhibit (g)(1)(u) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiii. Amendment dated April 1, 2019 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiv. Amendment dated May 1, 2019 – Previously filed as Exhibit (g)(1)(w) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxv. Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxvi. Letter Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(1)(y) to Post-Effective Amendment No. 141 to the Trust's Registration Statement on August 16, 2019*

xxvii. Amendment dated November 21, 2019 – Previously filed as Exhibit (g)(1)(z) to Post-Effective Amendment No. 147 on February 24, 2020*

*

xxx. Amendment dated February 14, 2020 – Previously filed as Exhibit (g)(1)(bb) to Post-Effective Amendment No. 148 on February 25, 2020*

b. Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

i. Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

ii. Amendment to Delegation Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(2)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

iii. Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

iv. Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

v. Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(2)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

vi. Amendment dated May 1, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

vii. Amendment dated June 16, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(g) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

viii. Amendment dated June 17, 2016 to the Master Delegation Agreement (appendix) – Previously filed as Exhibit (g)(2)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

ix. Amendment dated June 30, 2016 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

x. Amendment dated October 15, 2016 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xi. Amendment dated March 13, 2017 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(k) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xii. Amendment dated May 5, 2017 to the Master Delegation Agreement – Previously filed as Exhibit (g)(2)(l) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiii. Amendment dated August 30, 2017 – Previously filed as Exhibit (g)(2)(m) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xiv. Amendment dated November 15, 2017 – Previously filed as Exhibit (g)(2)(n) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xv. Amendment dated February 28, 2018 – Previously filed as Exhibit (g)(2)(o) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xvi. Amendment dated May 22, 2018 – Previously filed as Exhibit (g)(2)(p) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xvii. Amendment dated July 2, 2018 – Previously filed as Exhibit (g)(2)(q) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xviii. Amendment dated September 10, 2018 – Previously filed as Exhibit (g)(2)(r) to Post-Effective Amendment No. 130 to the Trust's Registration Statement on October 22, 2018*

xix. Amendment dated November 1, 2018 – Previously filed as Exhibit (g)(2)(s) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xx. Amendment dated February 27, 2019 – Previously filed as Exhibit (g)(2)(t) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxi. Amendment dated April 1, 2019 – Previously filed as Exhibit (g)(2)(u) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxii. Amendment dated May 1, 2019 – Previously filed as Exhibit (g)(2)(v) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiii. Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(2)(w) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiv. Letter Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(2)(x) to Post-Effective Amendment No. 141 to the Trust's Registration Statement on August 16, 2019*

xxv. Amendment dated November 21, 2019 – Previously filed as Exhibit (g)(2)(y) to Post-Effective Amendment No. 147 on February 24, 2020*

xxvi. Letter Amendment dated November 21, 2019 – Previously filed as Exhibit (g)(2)(z) to Post-Effective Amendment No. 147 on February 24, 2020*

xxvii. Amendment dated February 14, 2020 – Previously filed as Exhibit (g)(2)(aa) to Post-Effective Amendment No. 148 on February 25, 2020*

10. Rule 12b-1 Plan and 18f-3 Plans

a. Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class A Shares – Previously filed as Exhibit (m)(12) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

b. Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class B Shares – Previously filed as Exhibit (m)(13) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

c. Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class C Shares – Previously filed as Exhibit (m)(3) to Post- Effective Amendment No. 141 to the Trust's Registration Statement on August 16, 2019*

d. Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Investor Class Shares – Previously filed as Exhibit (m)(15) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

e. Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class R2 Shares – Previously filed as Exhibit (m)(16) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

f. Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class R3 shares – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 141 to the Trust's Registration Statement on August 16, 2019*

g. Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2017 for Class T Shares – Previously filed as Exhibit (m)(17) to Post- Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

h. Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated February 28, 2019 - Previously filed as Exhibit (n)(1) to Post- Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

13. Form of Tax Opinions – Filed herewith

14. Other Material Contracts

 Transfer Agency Agreements

a. Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 –

Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009*

i. Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

ii. Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

iii. Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

iv. Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

v. Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

vi. Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(vi) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013*

vii. Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013*

viii. Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

ix. Amendment dated June 18, 2015 – Previously filed as Exhibit (h)(1)(a)(ix) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

x. Amendment dated February 29, 2016 – Previously filed as Exhibit (h)(1)(a)(x) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

xi. Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

xii. Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiii. Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiv. Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xv. Amendment dated November 15, 2017 – Previously filed as Exhibit (h)(1)(a)(xv) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xvi. Amendment dated February 28, 2018 – Previously filed as Exhibit (h)(1)(a)(xvi) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xix. Amendment dated July 2, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Amendment No. 130 to the Trust’s Registration Statement on July 2, 2018*

xx. Amendment dated November 30, 2018 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xxi. Amendment dated February 28, 2019 – Previously filed as Exhibit (h)(1)(a)(xx) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xxii. Amendment dated April 1, 2019 – Previously filed as Exhibit (h)(1)(xxi) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiii. Amendment dated June 14, 2019 – Previously filed as Exhibit (h)(1)(xxii) to Post-Effective Amendment No. 139 to the Trust's Registration Statement on June 26, 2019*

xxiv. Amendment dated November 1, 2019 – Previously filed as Exhibit (h)(1)(a)(xxiii) to Post-Effective Amendment No. 144 to the Trust's Registration Statement on December 18, 2019*

xxv. Amendment dated February 26, 2020 – Previously filed as Exhibit (h)(1)(xxiv) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

b. Reserved.

c. Shareholder Service Plans

i. Amended and Restated Shareholder Services Plan for Class R1 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

ii. Amended and Restated Shareholder Services Plan for Class R2 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iii. Amended and Restated Shareholder Services Plan for Class R3 Shares dated December 2015 – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

d. Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

e. Expense Limitation Agreements and Fee Waivers

i. Notice of Fee Waiver dated February 28, 2020 – Previously filed as Exhibit (h)(5)(a) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

ii. Notice of Voluntary Expense Limitation dated February 28, 2017 – Previously filed as Exhibit (h)(5)(c) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

iii. Expense Limitation Agreement dated July 2, 2018 (MainStay U.S. Government Liquidity Fund) – Previously filed as Exhibit (h) (5)(d) to Amendment No. 130 to the Trust’s Registration Statement on July 2, 2018*

iv. Amended and Restated Expense Limitation Agreement dated February 28, 2020 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

v. Expense Limitation Agreement dated November 1, 2019 – Previously filed as Exhibit (h)(5)(3) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

f. Regulatory Filing Support Services Agreement dated December 22, 2017 – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

15. Other Opinions

i. Consent of Independent Registered Public Accounting Firm – Filed herewith

16. Omitted Financial Statements – Inapplicable

17. Powers of Attorney – Previously filed as Exhibit (16) to the Trust’s Registration Statement on Form N-14 on January 6, 2020*

18. Additional Exhibits – Inapplicable

* Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City in the State of New Jersey, on the 2nd day of March, 2020.

 MAINSTAY FUNDS TRUST

 By:  /s/ Kirk C. Lehneis

   Kirk C. Lehneis

  President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 2, 2020.

	SIGNATURE	TITLE

	/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

	/s/ Susan B. Kerley* Susan B. Kerley	Trustee and Chairman of the Board

	/s/ David H. Chow* David H. Chow	Trustee

	/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

	/s/ Alan R. Latshaw* Alan R. Latshaw	Trustee

	/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Trustee

	/s/ Jacques P. Perold* Jacques P. Perold	Trustee

	/s/ Richard S. Trutanic* Richard S. Trutanic	Trustee

	/s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*    Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit

12 Form of Tax Opinion

14 i Consent of KPMG LLP